UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Advantage International Fund

BlackRock Advantage Large Cap Growth Fund

BlackRock Advantage Small Cap Growth Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Emerging Markets Dividend Fund

BlackRock Energy & Resources Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock High Equity Income Fund

BlackRock International Dividend Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Technology Opportunities Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2019

Date of reporting period: 12/31/2018

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2018 (unaudited)	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.2%

Australia — 7.4%
Adelaide Brighton, Ltd.	6,101	$18,365
AGL Energy Ltd.	40,077	582,007
ALS Ltd.	4,953	23,665
Alumina Ltd.	9,782	15,845
Ansell Ltd.	1,351	20,987
Aristocrat Leisure Ltd.	121,572	1,871,453
Aurizon Holdings Ltd.	223,637	674,713
AusNet Services	38,955	42,691
Australia & New Zealand Banking Group Ltd.	50,112	865,869
BHP Billiton Ltd.	310,747	7,511,079
BHP Group PLC	107,398	2,269,429
BlueScope Steel Ltd.	2,513	19,386
Boral Ltd.	4,914	17,101
CIMIC Group Ltd.	54,469	1,665,658
Coca-Cola Amatil Ltd.	6,636	38,274
Coles Group, Ltd.(a)	23,434	193,777
Commonwealth Bank of Australia	39,685	2,024,238
Computershare Ltd.	98,357	1,192,014
Crown Resorts Ltd.	57,419	479,868
CSL Ltd.	25,772	3,366,282
CSR Ltd.	415,702	822,959
Downer EDI Ltd.	8,210	39,108
DuluxGroup, Ltd.	14,693	67,902
Ensogo Ltd.(a)(b)	122,284	1
Flight Centre Travel Group Ltd.	382	11,552
Harvey Norman Holdings Ltd.	150,258	334,456
Iluka Resources Ltd.	191,613	1,029,554
Macquarie Group Ltd.	76,806	5,883,027
Metcash, Ltd.	56,557	97,681
National Australia Bank Ltd.	389,014	6,601,303
Nine Entertainment Co. Holdings, Ltd.	47,844	46,551
Perpetual, Ltd.	783	17,917
Qantas Airways Ltd.	734,016	2,994,435
REA Group Ltd.	1,358	70,850
Rio Tinto PLC	30,819	1,475,996
Santos Ltd.	275,627	1,062,990
Scentre Group	372,859	1,025,052
SEEK Ltd.	3,380	40,324
South32 Ltd.	248,682	591,568
Spark Infrastructure Group	11,118	17,321
Stockland	137,953	342,233
Sydney Airport	196,702	932,727
Telstra Corp. Ltd.	782,512	1,570,392
Vicinity Centres	25,317	46,390
Wesfarmers Ltd.	84,556	1,920,998
Westpac Banking Corp.	268,423	4,743,003
Woodside Petroleum Ltd.	11,343	249,857

		54,928,848

Austria — 0.8%
Erste Group Bank AG	85,333	2,829,437
OMV AG	26,224	1,145,285
Telekom Austria AG	4,835	36,958
Verbund AG	7,805	334,145
Vienna Insurance Group AG Wiener Versicherung Gruppe	18,660	433,581
Wienerberger AG	53,035	1,094,467

		5,873,873

Belgium — 1.0%
Groupe Bruxelles Lambert SA	863	75,204
KBC Group NV	4,352	280,003
Solvay SA	19,208	1,920,847
UCB SA	62,061	5,068,937

		7,344,991

China — 0.2%
Evergrande Health Industry Group, Ltd.(a)(c)	175,000	230,384

Security	Shares	Value

China (continued)
Yangzijiang Shipbuilding Holdings Ltd.	1,292,100	$1,187,236

		1,417,620

Denmark — 1.4%
Carlsberg A/S, Class B	45,471	4,837,165
Genmab A/S(a)	3,500	575,472
GN Store Nord A/S	30,408	1,139,358
H Lundbeck A/S	6,555	288,504
Novo Nordisk A/S, Class B	70,506	3,238,135
Royal Unibrew A/S	671	46,361
Topdanmark A/S	2,095	97,772

		10,222,767

Finland — 1.3%
Kesko Oyj, B Shares	36,682	1,979,676
Kone OYJ, Class B	27,485	1,312,173
Metso Oyj	1	26
Neste Oyj	7,018	543,352
Nokia OYJ	377,868	2,193,572
Nordea Bank Abp	26,431	222,501
Outokumpu Oyj	8,377	30,535
Sampo Oyj, A Shares	77,855	3,450,511
Valmet OYJ	6,414	132,109

		9,864,455

France — 9.7%
Air Liquide SA	16,554	2,055,606
Airbus SE	291	27,744
Arkema SA	26,337	2,260,986
Atos SE(a)	1,720	140,929
BNP Paribas SA	43,735	1,975,107
Bouygues SA	4,222	151,607
Capgemini SE	25,418	2,528,205
Christian Dior SE	13,526	5,175,636
Cie Generale des Etablissements Michelin SCA	11,791	1,160,554
CNP Assurances	1,122	23,816
Compagnie de Saint-Gobain	175,084	5,812,181
Dassault Aviation SA	381	528,203
Dassault Systemes SE	7,061	838,705
Edenred	19,095	703,250
Electricite de France SA	2,720	43,049
Engie SA	157,335	2,260,581
Faurecia SA	56,694	2,139,141
Hermes International	315	175,002
ICADE	227	17,300
Ipsen SA	1,839	237,943
Kering SA	11,418	5,348,978
Klepierre SA	12,318	380,677
Lagardere SCA	27,372	690,743
L’Oreal SA	36,358	8,319,605
LVMH Moet Hennessy Louis Vuitton SE	14,091	4,125,510
Natixis SA	356,806	1,682,872
Nexity SA	2,364	106,732
Pernod Ricard SA	21,476	3,524,657
Peugeot SA	21,579	460,233
Publicis Groupe SA	3,338	190,455
Renault SA	3,912	243,691
Rexel SA	38,791	413,206
Sanofi	41,506	3,600,646
Sartorius Stedim Biotech	5,976	598,314
Schneider Electric SE	48,469	3,287,717
Société Générale SA	7,130	226,054
Sodexo SA	161	16,511
Teleperformance	821	131,335
Thales SA	28,833	3,369,346
TOTAL SA	68,629	3,619,848
Ubisoft Entertainment SA(a)	572	46,081
Veolia Environnement SA	139,336	2,853,494

1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Vinci SA	3,114	$256,071

		71,748,321

Germany — 9.1%
Aareal Bank AG	16,025	494,806
adidas AG	13,040	2,725,220
Allianz SE, Registered Shares	47,892	9,624,160
Bayer AG, Registered Shares	37,016	2,574,420
Continental AG	14,998	2,088,263
Daimler AG, Registered Shares	1,574	82,973
Deutsche Bank AG, Registered Shares	3,270	26,079
Deutsche Boerse AG	39,524	4,725,310
Deutsche EuroShop AG	971	28,255
Deutsche Post AG, Registered Shares	3,409	93,097
Deutsche Telekom AG, Registered Shares	129,910	2,208,047
E.ON SE	174,626	1,723,792
Evonik Industries AG	112,491	2,807,910
Fraport AG Frankfurt Airport Services Worldwide	3,524	252,206
Fresenius Medical Care AG & Co. KGaA	354	22,947
Fresenius SE & Co. KGaA	22,121	1,069,200
HeidelbergCement AG	556	34,082
HOCHTIEF AG	30,522	4,122,042
Infineon Technologies AG	18,856	377,529
Jenoptik AG	6,785	176,915
LEG Immobilien AG	1,068	111,424
Linde AG	2,221	493,015
MTU Aero Engines AG	23,675	4,299,423
Nemetschek SE	3,722	409,465
Rational AG	45	25,571
Rocket Internet SE(a)(d)	756	17,465
RWE AG	6,006	130,810
Salzgitter AG	5,353	156,218
SAP SE	87,870	8,721,078
Siemens AG, Registered Shares	65,416	7,300,538
Siemens Healthineers AG(a)(d)	27,335	1,142,240
Software AG	66,465	2,401,073
Suedzucker AG	33,304	431,617
Telefonica Deutschland Holding AG	519,165	2,043,395
TUI AG	170,379	2,448,812
Uniper SE	11,460	295,617
Wirecard AG	8,158	1,229,838

		66,914,852

Hong Kong — 2.9%
AIA Group Ltd.	349,400	2,902,401
BOC Hong Kong Holdings Ltd.	52,500	194,866
Chow Tai Fook Jewellery Group Ltd.	150,200	125,041
CK Hutchison Holdings Ltd.	299,000	2,869,865
CLP Holdings Ltd.	291,000	3,288,561
Hang Lung Properties Ltd.	561,000	1,066,307
Hang Seng Bank Ltd.	15,800	353,940
Henderson Land Development Co. Ltd.	182,200	906,821
HKT Trust & HKT Ltd.	324,000	466,732
Hong Kong Exchanges & Clearing Ltd.	11,700	338,230
Jardine Matheson Holdings Ltd.	5,300	369,032
Jardine Strategic Holdings, Ltd.	2,100	76,995
Kerry Properties Ltd.	312,000	1,064,883
Li & Fung Ltd.	80,000	12,623
Link REIT	27,000	273,719
New World Development Co. Ltd.	347,000	458,307
NWS Holdings, Ltd.	157,000	322,379
Shangri-La Asia Ltd.	96,000	141,721
SJM Holdings Ltd.	4,000	3,716
Sun Hung Kai Properties Ltd.	231,000	3,296,745
Swire Properties Ltd.	185,400	651,429
Techtronic Industries Co. Ltd.	148,000	785,387
WH Group Ltd.(d)	706,500	542,625
Wheelock & Co. Ltd.	88,005	503,826

		21,016,151

Security	Shares	Value

India — 0.0%
Jasper Infotech Private Ltd. (Acquired 5/7/14, cost $804,375)(a)(b)(e)	1,080	$216,983

Ireland — 0.2%
DCC PLC	10,494	800,485
Kingspan Group PLC	9,474	406,127
Smurfit Kappa Group PLC	9,911	263,708

		1,470,320

Israel — 0.1%
Gazit-Globe Ltd.	49,328	343,359
Paz Oil Co., Ltd.	732	110,402
Teva Pharmaceutical Industries Ltd.(a)	7,971	122,615

		576,376

Italy — 2.7%
A2A SpA	62,882	113,406
Amplifon SpA	14,537	234,713
Assicurazioni Generali SpA	4,534	75,781
Azimut Holding SpA	2,555	27,981
Eni SpA	361,694	5,713,760
Ferrari NV	38,796	3,860,364
Fincantieri SpA	16,141	17,089
Hera SpA	205,725	627,623
Iren SpA	8,121	19,503
Mediobanca Banca di Credito Finanziario SpA	328,996	2,783,783
Moncler SpA	100,047	3,329,333
Saras SpA	83,961	162,903
Snam SpA	86,836	380,200
Terna Rete Elettrica Nazionale SpA	479,966	2,725,798
UnipolSai Assicurazioni SpA	9,855	22,313

		20,094,550

Japan — 24.1%
Advantest Corp.	90,800	1,857,826
AGC, Inc.	4,500	139,873
Aica Kogyo Co. Ltd.	2,000	66,877
Aisin Seiki Co. Ltd.	6,500	223,444
Amada Holdings Co. Ltd.	53,500	480,264
Anritsu Corp.	1,200	16,619
Aoyama Trading Co., Ltd.	12,700	304,600
Asahi Intecc Co. Ltd.	3,800	160,761
Asahi Kasei Corp.	4,900	50,291
Astellas Pharma, Inc.	419,300	5,357,241
Azbil Corp.	1,000	19,764
Benesse Holdings, Inc.	3,900	99,210
Brother Industries Ltd.	10,100	149,493
Canon, Inc.	15,900	437,500
Capcom Co. Ltd.	10,500	208,189
Chiyoda Corp.	16,300	45,801
Chubu Electric Power Co., Inc.	116,300	1,652,555
Citizen Watch Co. Ltd.	42,400	208,812
Credit Saison Co. Ltd.	8,600	100,761
CyberAgent, Inc.(c)	4,000	154,630
Dai Nippon Printing Co. Ltd.	3,600	75,147
Dai-ichi Life Holdings, Inc.	256,900	3,989,564
Daito Trust Construction Co. Ltd.	17,300	2,368,430
Daiwa Securities Group, Inc.	153,700	780,126
Denso Corp.	18,100	801,245
Dentsu, Inc.	13,700	611,852
DMG Mori Co. Ltd.	77,600	871,576
East Japan Railway Co.	50,700	4,477,324
Eisai Co. Ltd.	8,000	619,359
FANUC Corp.	4,200	637,391
FUJIFILM Holdings Corp.	80,100	3,105,038
Glory Ltd.	5,600	125,933
Hachijuni Bank Ltd.	8,200	33,492
Hakuhodo DY Holdings, Inc.	5,100	72,779
Heiwa Corp.	1,100	22,394
Hirose Electric Co. Ltd.	600	58,700

2

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hitachi Construction Machinery Co. Ltd.	10,500	$245,713
Hitachi High-Technologies Corp.	1,400	43,840
Hitachi Ltd.	105,400	2,794,181
Honda Motor Co. Ltd.	154,200	4,062,409
Horiba Ltd.	4,700	191,564
Hoya Corp.	15,900	958,771
Iida Group Holdings Co. Ltd.	63,000	1,091,231
ITOCHU Corp.	189,900	3,225,031
Itochu Techno-Solutions Corp.	16,900	327,261
Iyo Bank Ltd.	14,200	74,746
Japan Post Holdings Co. Ltd.	180,700	2,086,368
Japan Real Estate Investment Corp.	15	84,220
Japan Steel Works Ltd.	800	12,804
Japan Tobacco, Inc.	280,700	6,669,740
JFE Holdings, Inc.	6,300	100,348
JSR Corp.	2,400	36,025
JXTG Holdings, Inc.	605,000	3,142,083
Kakaku.com, Inc.	13,800	244,105
Kao Corp.	7,600	562,534
KDDI Corp.	81,300	1,942,657
Keyence Corp.	1,800	909,803
Kikkoman Corp.(c)	20,100	1,075,643
Kirin Holdings Co. Ltd.	273,100	5,694,562
Kobayashi Pharmaceutical Co. Ltd.	9,100	617,122
Kokuyo Co. Ltd.	1,400	20,449
Komatsu Ltd.	25,400	545,845
Konami Holdings Corp.	21,800	957,935
Kose Corp.	2,000	314,156
Kyushu Financial Group, Inc.	12,700	47,932
Leopalace21 Corp.	87,500	346,927
Lintec Corp.	16,400	352,253
LIXIL Group Corp.	60,600	751,260
M3, Inc.	3,800	51,191
Mabuchi Motor Co. Ltd.	2,000	61,266
Marubeni Corp.	261,800	1,836,923
Medipal Holdings Corp.	700	14,976
Miraca Holdings, Inc.	45,200	1,020,241
Mitsubishi Chemical Holdings Corp.	574,600	4,341,083
Mitsubishi Corp.	15,500	424,957
Mitsubishi Estate Co. Ltd.	20,400	320,964
Mitsubishi Gas Chemical Co., Inc.	43,200	647,118
Mitsubishi Motors Corp.	307,400	1,674,008
Mitsubishi UFJ Financial Group, Inc.	1,319,600	6,476,142
Mitsubishi UFJ Lease & Finance Co. Ltd.	37,400	179,259
Mitsui & Co. Ltd.	386,000	5,930,239
Mitsui Mining & Smelting Co. Ltd.	1,200	24,778
Mixi, Inc.	21,100	442,802
MS&AD Insurance Group Holdings, Inc.	48,500	1,378,627
Murata Manufacturing Co. Ltd.	5,200	700,699
Nikon Corp.	43,200	643,469
Nintendo Co. Ltd.	3,100	823,171
Nippon Building Fund, Inc.	133	837,478
Nippon Light Metal Holdings Co., Ltd.	9,700	19,678
Nippon Steel & Sumitomo Metal Corp.	54,200	931,204
Nippon Telegraph & Telephone Corp.	130,300	5,316,152
Nissan Motor Co. Ltd.	130,700	1,045,511
Nisshinbo Holdings, Inc.	11,900	89,800
Nitto Denko Corp.	14,000	702,162
NOK Corp.	7,100	98,919
NTN Corp.	19,300	55,462
NTT DOCOMO, Inc.	206,500	4,639,895
Obic Co. Ltd.(c)	3,900	301,035
Odakyu Electric Railway Co. Ltd.(c)	3,200	70,370
Ono Pharmaceutical Co. Ltd.	24,600	502,349
Oracle Corp.	2,200	139,651
Osaka Gas Co. Ltd.	1,900	34,660
Otsuka Corp.	23,500	646,754
Otsuka Holdings Co. Ltd.	1,300	53,124
Pigeon Corp.	9,400	400,935
Pola Orbis Holdings, Inc.	46,800	1,261,174

Security	Shares	Value

Japan (continued)
Resona Holdings, Inc.	1,073,200	$5,147,585
Resorttrust, Inc.	1,100	16,123
Ricoh Co. Ltd.	20,600	201,302
Rohm Co. Ltd.	8,700	555,278
Ryohin Keikaku Co. Ltd.	1,700	412,731
SCSK Corp.	7,900	279,925
Seven & i Holdings Co. Ltd.	107,800	4,684,461
Shin-Etsu Chemical Co. Ltd.	55,100	4,233,489
Shionogi & Co. Ltd.	19,700	1,124,387
Showa Shell Sekiyu KK	44,800	620,666
SoftBank Group Corp.	3,700	242,347
Sompo Holdings, Inc.	15,000	509,552
Sony Corp.(c)	10,400	501,380
Stanley Electric Co. Ltd.	2,600	72,734
Subaru Corp.	8,600	183,725
Sumitomo Chemical Co. Ltd.	351,900	1,704,151
Sumitomo Corp.	149,100	2,115,545
Sumitomo Electric Industries Ltd.	1,700	22,514
Sumitomo Heavy Industries Ltd.	7,300	216,454
Sumitomo Mitsui Financial Group, Inc.	168,300	5,548,021
Sumitomo Mitsui Trust Holdings, Inc.	10,200	371,453
Sumitomo Realty & Development Co. Ltd.	58,900	2,156,247
Sumitomo Rubber Industries Ltd.	1,700	20,014
Suruga Bank Ltd.(c)	138,100	509,007
Suzuken Co. Ltd.	9,400	478,673
Sysmex Corp.	5,000	237,455
Takashimaya Co. Ltd.	8,900	113,638
Takeda Pharmaceutical Co. Ltd.(c)	185,200	6,277,261
TDK Corp.	7,200	504,039
Teijin Ltd.	16,900	269,722
TIS, Inc.	9,300	366,168
Tokai Tokyo Financial Holdings, Inc.	26,800	114,413
Tokio Marine Holdings, Inc.	137,300	6,522,948
Tokyo Broadcasting System Holdings, Inc.	900	14,226
Tokyo Century Corp.	700	30,830
Tokyo Electron Ltd.	17,300	1,947,536
Tokyo Tatemono Co. Ltd.	4,100	42,503
Tokyu Fudosan Holdings Corp.	39,400	194,204
Toyota Boshoku Corp.	1,800	26,658
Toyota Motor Corp.	117,500	6,801,675
TS Tech Co. Ltd.	19,600	539,884
Ulvac, Inc.	7,800	225,185
Unicharm Corp.	56,400	1,824,087
United Urban Investment Corp.	119	184,298
West Japan Railway Co.	44,900	3,172,239
Yahoo Japan Corp.	307,200	764,228
Yamaha Motor Co. Ltd.	7,700	150,332
Yamato Holdings Co. Ltd.	4,200	115,150
Zeon Corp.	178,800	1,636,944

		178,055,992

Jordan — 0.0%
Hikma Pharmaceuticals PLC	1,318	28,822

Luxembourg — 0.1%
Eurofins Scientific SE	279	104,201
RTL Group SA	5,273	282,583

		386,784

Macau — 0.1%
Sands China Ltd.	90,400	394,236

Malta — 0.1%
Kindred Group PLC	43,070	395,930

Netherlands — 5.0%
Aalberts Industries NV	10,875	361,686
Adyen NV(a)(c)(d)	1,842	995,122
Altice Europe NV(a)(c)	33,180	64,380
ASML Holding NV	16,232	2,542,901
BE Semiconductor Industries NV	10,927	230,343

3

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Koninklijke Ahold Delhaize NV	250,081	$6,317,602
Koninklijke DSM NV	52,085	4,225,438
Koninklijke KPN NV	927,154	2,708,217
Koninklijke Philips NV	86,849	3,044,885
QIAGEN NV(a)	4,780	163,336
Randstad NV	4,884	223,931
Royal Dutch Shell PLC, A Shares	212,184	6,245,178
Royal Dutch Shell PLC, B Shares	162,129	4,847,251
Wereldhave NV	7,524	234,106
Wolters Kluwer NV	81,208	4,775,619

		36,979,995

New Zealand — 0.1%
Mercury NZ Ltd.	9,141	22,382
Xero Ltd.(a)	13,723	406,635

		429,017

Norway — 1.5%
Aker Solutions ASA(a)	159,475	731,841
Austevoll Seafood ASA	4,199	51,836
DNB ASA	207,113	3,324,509
Storebrand ASA	25,613	182,719
Telenor ASA	221,813	4,307,675
TGS NOPEC Geophysical Co. ASA	100,501	2,428,262

		11,026,842

Portugal — 0.2%
EDP - Energias de Portugal SA	5,349	18,712
Galp Energia SGPS SA	109,736	1,727,886

		1,746,598

Singapore — 1.4%
Ascendas Real Estate Investment Trust	1,047,900	1,977,588
CapitaLand Ltd	470,700	1,073,398
CapitaLand Mall Trust	477,800	792,332
ComfortDelGro Corp. Ltd.	70,600	111,516
DBS Group Holdings Ltd.	49,600	862,537
Genting Singapore Ltd.	3,799,800	2,719,968
Jardine Cycle & Carriage Ltd.	1,000	25,889
Keppel Corp. Ltd.	75,600	328,196
Oversea-Chinese Banking Corp. Ltd.	84,300	697,295
Singapore Exchange Ltd.	8,000	41,926
Singapore Technologies Engineering, Ltd.	15,500	39,734
Suntec Real Estate Investment Trust	638,200	832,493
United Overseas Bank Ltd.	29,900	540,891

		10,043,763

Spain — 2.9%
Acciona SA	3,876	327,852
ACS Actividades de Construccion y Servicios
SA	114,176	4,419,446
Aena SME SA (d)	13,579	2,109,794
Almirall SA	10,015	153,323
Amadeus IT Group SA	5,377	374,119
Banco Bilbao Vizcaya Argentaria SA	1,179,678	6,266,241
Cia de Distribucion Integral Logista Holdings SA	1,829	45,765
Corp. Financiera Alba SA	3,377	164,540
Endesa SA	139,374	3,214,061
Grifols SA	16,891	443,420
Iberdrola SA	2,550	20,476
Industria de Diseno Textil SA	13,425	342,669
Mediaset Espana Comunicacion SA	483,813	3,041,343
Melia Hotels International SA	19,614	184,478
Telefonica SA	22,328	187,944

		21,295,471

Sweden — 2.1%
Atlas Copco AB, A Shares	11,192	267,019
Hexpol AB	3,848	30,539
Investor AB, B Shares	1,547	65,739

Security	Shares	Value

Sweden (continued)
Sandvik AB	4,326	$61,984
Skandinaviska Enskilda Banken AB, Class A	587,745	5,713,407
SSAB AB, A Shares	108,995	375,905
Svenska Cellulosa AB SCA, Class B	153,131	1,189,932
Swedish Match AB	24,211	953,125
Telefonaktiebolaget LM Ericsson, B Shares	295,258	2,613,613
Volvo AB, B Shares	336,707	4,408,862

		15,680,125

Switzerland — 8.4%
Barry Callebaut AG, Registered Shares	495	772,528
Cembra Money Bank AG	257	20,391
Coca-Cola HBC AG (a)	2,617	81,906
Ferguson PLC	22,346	1,427,870
Flughafen Zurich AG, Registered Shares	5,490	908,505
Galenica AG (a)(d)	14,286	629,292
Georg Fischer AG, Registered Shares	1,902	1,525,937
LafargeHolcim Ltd., Registered Shares	4,493	185,420
Logitech International SA, Registered Shares	106,992	3,379,725
Nestle SA, Registered Shares	182,148	14,783,640
Novartis AG, Registered Shares	161,531	13,834,204
OC Oerlikon Corp. AG, Registered Shares	257,314	2,897,408
PSP Swiss Property AG, Registered Shares	1,665	164,201
Roche Holding AG	58,594	14,546,480
Sika AG, Registered Shares	4,860	617,335
STMicroelectronics NV	11,171	158,333
Sulzer AG, Registered Shares	2	159
Sunrise Communications Group AG (a)(d)	7,399	651,432
Swiss Re AG	53,808	4,950,355
Temenos Group AG, Registered Shares (a)	3,170	380,916
Zurich Insurance Group AG	743	221,480

		62,137,517

United Kingdom — 14.0%
Anglo American PLC	19,557	437,308
Ashmore Group PLC	45,271	211,104
Ashtead Group PLC	81,539	1,700,853
Associated British Foods PLC	40,343	1,051,482
AstraZeneca PLC	22,565	1,684,386
Auto Trader Group PLC (d)	172,834	1,003,024
Aviva PLC	165,750	793,280
BAE Systems PLC	69,360	405,677
Barclays PLC	391,592	749,221
Barratt Developments PLC	79,236	467,391
boohoo Group PLC (a)	28,133	58,037
Bovis Homes Group PLC	58,065	637,408
BP PLC	776,835	4,910,908
British American Tobacco PLC	71,495	2,274,901
British Land Co. PLC	84,879	577,200
Britvic PLC	36,157	368,252
Burberry Group PLC	28,254	620,430
Centrica PLC	681,255	1,175,147
Close Brothers Group PLC	21,418	393,065
Compass Group PLC	235,764	4,961,614
Croda International PLC	654	39,057
Diageo PLC	262,160	9,368,131
Dialog Semiconductor PLC (a)	3,809	98,705
Direct Line Insurance Group PLC	160,608	652,863
easyJet PLC	10,001	140,922
Electrocomponents PLC	77,637	501,486
Experian PLC	25,121	608,981
GlaxoSmithKline PLC	238,664	4,548,463
Halma PLC	1,143	19,912
Hays PLC	140,901	251,531
HSBC Holdings PLC	1,081,694	8,923,690
IG Group Holdings PLC	155,070	1,127,394
IMI PLC	2,925	35,225
Imperial Brands PLC	65,637	1,992,197
Inchcape PLC	61,665	433,923
InterContinental Hotels Group PLC	3,048	164,875

4

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
International Consolidated Airlines Group SA	24,691	$195,744
Intertek Group PLC	100,580	6,155,785
ITV PLC	127,398	202,775
JD Sports Fashion PLC	109,124	485,915
Jupiter Fund Management PLC	36,397	136,892
Land Securities Group PLC	5,356	54,995
Legal & General Group PLC	1,732,320	5,104,053
Lloyds Banking Group PLC	3,638,553	2,398,465
Man Group PLC	293,810	497,804
Meggitt PLC	2,498	15,006
Mondi PLC	7,572	157,708
Moneysupermarket.com Group PLC	205,066	719,981
National Grid PLC	608,244	5,950,648
Pagegroup PLC	37,170	213,521
Pearson PLC	29,818	357,216
Pennon Group PLC	7,242	64,019
Persimmon PLC	21,307	524,702
Petrofac Ltd.	156,568	950,391
RELX PLC	14,343	295,758
Rentokil Initial PLC	240,103	1,032,922
Rightmove PLC	539,820	2,975,000
Rio Tinto Ltd.	30,639	1,695,745
Rolls-Royce Holdings PLC (a)(b)	6,542,580	8,339
Rolls-Royce Holdings PLC (a)	34,969	368,399
Royal Mail PLC	460,142	1,597,101
Schroders PLC	6,274	195,396
Severn Trent PLC	60,172	1,394,828
Smiths Group PLC	5,115	89,047
Spirax-Sarco Engineering PLC	3,693	293,948
SSP Group PLC	32,033	264,428
Standard Life Aberdeen PLC	23,284	76,240
Subsea 7 SA	1,879	18,310
Tate & Lyle PLC	109,033	917,482
Taylor Wimpey PLC	55,247	96,067
Unilever NV CVA	112,549	6,097,041
Unilever PLC	33,812	1,775,225
Victrex PLC	3,170	92,506
Vodafone Group PLC	2,197,197	4,271,988
WH Smith PLC	4,799	105,274
William Hill PLC	219,874	434,457
Wm Morrison Supermarkets PLC	680,200	1,849,155

		103,518,319

United States — 0.4%
Carnival PLC	37,137	1,783,386

Security	Shares	Value

United States (continued)
FirstSun Capital Bancorp (Acquired 3/10/14, cost $1,691,203) (a)(b)(e)	37,254	$1,182,442

		2,965,828

Total Common Stocks — 97.2% (Cost: $778,506,317)		716,775,346

Preferred Stocks — 0.2%

Germany — 0.0%
Sartorius AG	134	16,677
Schaeffler AG	9,602	81,795

		98,472

United States — 0.2%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $942,242) (a)(b)(e)	153,710	831,571
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $326,115) (a)(b)(e)	21,022	945,359

		1,776,930

Total Preferred Stocks — 0.2% (Cost: $1,370,448)		1,875,402

Total Long-Term Investments — 97.4% (Cost: $779,876,765)		718,650,748

Short-Term Securities — 2.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32% (f)(h)	4,802,236	4,802,236
SL Liquidity Series, LLC, Money Market Series, 2.57% (f)(g)(h)	11,043,250	11,042,146

Total Short-Term Securities — 2.2% (Cost: $15,845,304)		15,844,382

Total Investments — 99.6% (Cost: $795,722,069)		734,495,130
Other Assets Less Liabilities — 0.4%		3,034,069

Net Assets — 100.0%		$737,529,199

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Security, or a portion of the security, is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,176,355, representing 0.43% of its net assets as of period end, and an original cost of $3,763,935.

(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	19,233,374	(14,431,138)	4,802,236	$4,802,236	$86,053		$—	$—
SL Liquidity Series, LLC, Money Market Series	1,253,689	9,789,561	11,043,250	11,042,146	54,723	(b)	(163)	(896)

				$15,844,382	$140,776		$(163)	$(896)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

5

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Advantage International Fund

Derivative Financial Instruments Outstanding as of Period End

Futures contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	61	03/07/19	$5,514	$(407,257)
Euro STOXX 50 Index	263	03/15/19	8,962	(173,072)
FTSE 100 Index	42	03/15/19	3,565	966
SPI 200 Index	15	03/21/19	1,469	8,106

				$(571,257)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$193,777	$54,735,070	$1	$54,928,848
Austria	433,581	5,440,292	—	5,873,873
Belgium	—	7,344,991	—	7,344,991
China	—	1,417,620	—	1,417,620
Denmark	—	10,222,767	—	10,222,767
Finland	—	9,864,455	—	9,864,455
France	528,203	71,220,118	—	71,748,321
Germany	—	66,914,852	—	66,914,852
Hong Kong	—	21,016,151	—	21,016,151
India	—	—	216,983	216,983
Ireland	—	1,470,320	—	1,470,320
Israel	—	576,376	—	576,376
Italy	—	20,094,550	—	20,094,550
Japan	—	178,055,992	—	178,055,992
Jordan	—	28,822	—	28,822
Luxembourg	—	386,784	—	386,784
Macau	—	394,236	—	394,236
Malta	—	395,930	—	395,930
Netherlands	—	36,979,995	—	36,979,995
New Zealand	—	429,017	—	429,017
Norway	—	11,026,842	—	11,026,842
Portugal	—	1,746,598	—	1,746,598

6

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Advantage International Fund

	Level 1	Level 2	Level 3	Total
Singapore	$—	$10,043,763	$—	$10,043,763
Spain	—	21,295,471	—	21,295,471
Sweden	—	15,680,125	—	15,680,125
Switzerland	—	62,137,517	—	62,137,517
United Kingdom	—	103,509,980	8,339	103,518,319
United States	—	1,783,386	1,182,442	2,965,828
Preferred Stocks:
Germany	81,795	16,677	—	98,472
United States	—	—	1,776,930	1,776,930
Short-Term Securities	4,802,236	—	—	4,802,236

Subtotal	$6,039,592	$714,228,697	$3,184,695	$723,452,984

Investments Valued at NAV(a)				11,042,146

Total Investments				$734,495,130

Derivative Financial Instruments(b)
Assets:
Equity contracts	$9,072	$—	$—	$9,072
Liabilities:
Equity contracts	(580,329)	—	—	(580,329)

	$(571,257)	$—	$—	$(571,257)

(a)	Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument. Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1(a)	Transfers Out of Level 1(b)	Transfers Into Level 2(b)	Transfers Out of Level 2(a)
Assets:
Long-Term Investments:
Austria	$147,910	$—	$—	$(147,910)
Hong Kong	—	(599,943)	599,943	—
Netherlands	—	(1,041,494)	1,041,494	—
United Kingdom	—	(1,229,113)	1,229,113	—

	$147,910	$(2,870,550)	$2,870,550	$(147,910)

(a)	Systematic Fair Value Prices were not utilized at period end for these investments.

(b)	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

7

Schedule of Investments (unaudited) December 31, 2018	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.8%

Aerospace & Defense — 3.3%
Boeing Co.	34,156	$11,015,310
HEICO Corp., Class A	12,222	769,986
Lockheed Martin Corp.	12,757	3,340,293
Raytheon Co.	47,678	7,311,421

		22,437,010

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	5,998	504,372
FedEx Corp.	727	117,287
United Parcel Service, Inc., Class B	12,097	1,179,820

		1,801,479

Airlines — 0.3%
Southwest Airlines Co.	48,397	2,249,493

Automobiles — 0.1%
Tesla, Inc.(a)(b)	1,600	532,480

Banks — 0.6%
Bank of America Corp.	105,793	2,606,740
East West Bancorp, Inc.	10,129	440,915
First Republic Bank	16,097	1,398,829

		4,446,484

Beverages — 2.2%
Coca-Cola Co.	35,089	1,661,464
Coca-Cola European Partners PLC	30,228	1,385,954
Constellation Brands, Inc., Class A	11,687	1,879,503
Keurig Dr Pepper, Inc.	10,501	269,246
Monster Beverage Corp.(a)	73,065	3,596,259
PepsiCo, Inc.	55,274	6,106,671

		14,899,097

Biotechnology — 6.2%
AbbVie, Inc.	106,123	9,783,479
Amgen, Inc.	52,983	10,314,201
Biogen, Inc.(a)	8,809	2,650,804
Celgene Corp.(a)	85,453	5,476,683
Genomic Health, Inc.(a)	12,039	775,432
Gilead Sciences, Inc.	128,243	8,021,600
Incyte Corp.(a)	12,034	765,242
Regeneron Pharmaceuticals, Inc.(a)	3,373	1,259,815
Vertex Pharmaceuticals, Inc.(a)	20,095	3,329,942

		42,377,198

Building Products — 0.4%
Allegion PLC	29,944	2,386,836
Lennox International, Inc.	2,045	447,569

		2,834,405

Capital Markets — 2.9%
Charles Schwab Corp.	212,419	8,821,761
CME Group, Inc.	9,487	1,784,694
Evercore, Inc., Class A	7,012	501,779
Intercontinental Exchange, Inc.	966	72,769
Moelis & Co., Class A	26,228	901,719
Morgan Stanley	86,096	3,413,706
S&P Global, Inc.	15,716	2,670,777
SEI Investments Co.	19,141	884,314
TD Ameritrade Holding Corp.	19,689	963,973

		20,015,492

Chemicals — 1.2%
Air Products & Chemicals, Inc.	20,180	3,229,809
Cabot Corp.	1	43
Celanese Corp.	25,429	2,287,847
Ecolab, Inc.	13,029	1,919,823
Linde PLC	2,824	440,657
RPM International, Inc.	1,534	90,169

		7,968,348

Security	Shares	Value

Commercial Services & Supplies — 0.1%
Clean Harbors, Inc.(a)	11,999	$592,151

Communications Equipment — 0.4%
Ciena Corp.(a)	22,373	758,668
Motorola Solutions, Inc.	11,194	1,287,758
Palo Alto Networks, Inc.(a)	5,245	987,896

		3,034,322

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	1,807	310,569
Vulcan Materials Co.	655	64,714

		375,283

Consumer Finance — 0.4%
American Express Co.	29,738	2,834,626

Containers & Packaging — 0.1%
Packaging Corp. of America	7,450	621,777

Diversified Consumer Services — 0.2%
H&R Block, Inc.	61,973	1,572,255
ServiceMaster Global Holdings, Inc.(a)	2,185	80,277

		1,652,532

Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(a)	7,880	1,608,938

Electric Utilities — 0.4%
Pinnacle West Capital Corp.	9,395	800,454
Portland General Electric Co.	36,123	1,656,240

		2,456,694

Electrical Equipment — 1.0%
AMETEK, Inc.	24,077	1,630,013
Rockwell Automation, Inc.	36,339	5,468,293

		7,098,306

Electronic Equipment, Instruments & Components — 1.0%
CDW Corp.	37,099	3,006,874
National Instruments Corp.	68,555	3,111,026
Zebra Technologies Corp., Class A (a)	3,524	561,127

		6,679,027

Energy Equipment & Services — 0.3%
Halliburton Co.	71,070	1,889,041

Entertainment — 1.7%
Activision Blizzard, Inc.	23,319	1,085,966
Electronic Arts, Inc.(a)	28,655	2,261,166
Netflix, Inc.(a)	21,930	5,869,784
Viacom, Inc., Class B	11,906	305,984
Walt Disney Co.	15,132	1,659,224
World Wrestling Entertainment, Inc., Class A	11,075	827,524

		12,009,648

Equity Real Estate Investment Trusts (REITs) — 2.5%
Equity LifeStyle Properties, Inc.	2,944	285,951
Host Hotels & Resorts, Inc.	33,406	556,878
Park Hotels & Resorts, Inc.	8,999	233,794
Prologis, Inc.	117,873	6,921,503
Realty Income Corp.	69,745	4,396,725
Simon Property Group, Inc.	26,713	4,487,517

		16,882,368

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	34,232	6,973,401

Food Products — 0.8%
Hershey Co.	51,928	5,565,643
Lamb Weston Holdings, Inc.	3,006	221,121

		5,786,764

1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities — 0.0%
Atmos Energy Corp.	727	$67,407

Health Care Equipment & Supplies — 2.5%
ABIOMED, Inc.(a)	745	242,155
Boston Scientific Corp.(a)	5,974	211,121
DexCom, Inc.(a)	4,904	587,499
IDEXX Laboratories, Inc.(a)	11,162	2,076,355
Intuitive Surgical, Inc.(a)	7,211	3,453,492
Masimo Corp.(a)	17,375	1,865,554
STERIS PLC	8,415	899,143
Stryker Corp.	47,938	7,514,281

		16,849,600

Health Care Providers & Services — 3.8%
AmerisourceBergen Corp.	29,475	2,192,940
Cardinal Health, Inc.	22,815	1,017,549
Humana, Inc.	12,978	3,717,937
McKesson Corp.	14,575	1,610,100
UnitedHealth Group, Inc.	65,123	16,223,442
WellCare Health Plans, Inc.(a)	5,463	1,289,760

		26,051,728

Health Care Technology — 0.5%
athenahealth, Inc.(a)	2,234	294,732
Veeva Systems, Inc., Class A(a)	33,013	2,948,721

		3,243,453

Hotels, Restaurants & Leisure — 2.4%
Carnival Corp.	10,199	502,811
Chipotle Mexican Grill, Inc.(a)	1,101	475,401
Darden Restaurants, Inc.	14,282	1,426,200
Domino’s Pizza, Inc.	16,270	4,034,797
Dunkin’ Brands Group, Inc.	30,993	1,987,271
Extended Stay America, Inc.	50,416	781,448
Hilton Worldwide Holdings, Inc.	47,318	3,397,432
Las Vegas Sands Corp.	4,977	259,053
Marriott International, Inc., Class A	11,340	1,231,070
Norwegian Cruise Line Holdings Ltd.(a)	23,783	1,008,161
Vail Resorts, Inc.	314	66,197
Yum! Brands, Inc.	10,924	1,004,134

		16,173,975

Household Durables — 0.2%
Garmin Ltd.	26,537	1,680,323

Household Products — 0.4%
Church & Dwight Co., Inc.	36,830	2,421,941

Industrial Conglomerates — 1.0%
3M Co.	29,644	5,648,368
Honeywell International, Inc.	8,922	1,178,775
Roper Technologies, Inc.	976	260,124

		7,087,267

Insurance — 0.6%
Allstate Corp.	6,172	509,992
Arthur J. Gallagher & Co.	20,235	1,491,319
Progressive Corp.	36,002	2,172,001
Unum Group	8,766	257,545

		4,430,857

Interactive Media & Services — 8.5%
Alphabet, Inc., Class A(a)	16,152	16,878,194
Alphabet, Inc., Class C(a)	17,933	18,571,594
Cargurus, Inc.(a)	15,520	523,490
Facebook, Inc., Class A(a)	150,936	19,786,200
TripAdvisor, Inc.(a)	8,458	456,225
Twitter, Inc.(a)	38,424	1,104,306
Yelp, Inc.(a)	38,536	1,348,375

		58,668,384

Internet & Direct Marketing Retail — 6.1%
Amazon.com, Inc.(a)	25,684	38,576,597

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Booking Holdings, Inc.(a)	1,965	$3,384,555

		41,961,152

IT Services — 8.3%
Accenture PLC, Class A	28,990	4,087,880
Automatic Data Processing, Inc.	59,343	7,781,054
Booz Allen Hamilton Holding Corp.	75,025	3,381,377
Broadridge Financial Solutions, Inc.	12,585	1,211,306
Cognizant Technology Solutions Corp., Class A	4,467	283,565
EPAM Systems, Inc.(a)	1,164	135,036
Fidelity National Information Services, Inc.	16,953	1,738,530
First Data Corp., Class A(a)	26,278	444,361
GoDaddy, Inc., Class A(a)(b)	51,653	3,389,470
International Business Machines Corp.	9,889	1,124,083
Mastercard, Inc., Class A	65,196	12,299,225
Paychex, Inc.	11,611	756,457
PayPal Holdings, Inc.(a)	51,621	4,340,810
Square, Inc., Class A(a)	21,680	1,216,031
Total System Services, Inc.	29,432	2,392,527
VeriSign, Inc.(a)	16,633	2,466,508
Visa, Inc., Class A	71,694	9,459,306
Western Union Co.	30,376	518,215

		57,025,741

Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.	2,839	191,519

Machinery — 3.2%
AGCO Corp.	4,043	225,074
Caterpillar, Inc.	10,117	1,285,567
Crane Co.	89,207	6,438,961
Illinois Tool Works, Inc.	37,829	4,792,556
Ingersoll-Rand PLC	62,322	5,685,636
PACCAR, Inc.	35,938	2,053,497
Parker-Hannifin Corp.	2,054	306,334
Snap-on, Inc.	8,320	1,208,813

		21,996,438

Media — 1.0%
AMC Networks, Inc., Class A(a)	32,506	1,783,929
CBS Corp., Class B, Non-Voting Shares	39,069	1,708,097
Interpublic Group of Cos., Inc.	66,998	1,382,169
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	6,707	246,818
Liberty Media Corp. — Liberty SiriusXM, Class C(a)	27,430	1,014,361
Sirius XM Holdings, Inc.(b)	147,189	840,449

		6,975,823

Metals & Mining — 0.0%
Steel Dynamics, Inc.	2,731	82,039

Multiline Retail — 0.7%
Target Corp.	72,309	4,778,902

Oil, Gas & Consumable Fuels — 0.5%
Anadarko Petroleum Corp.	50,551	2,216,156
ConocoPhillips	17,948	1,119,058
Continental Resources, Inc.(a)	1,774	71,297

		3,406,511

Personal Products — 0.4%
Estee Lauder Cos., Inc., Class A	23,232	3,022,483

Pharmaceuticals — 1.7%
Bristol-Myers Squibb Co.	66,446	3,453,863
Eli Lilly & Co.	38,117	4,410,899
Johnson & Johnson	7,020	905,931
Zoetis, Inc.	37,957	3,246,842

		12,017,535

Professional Services — 0.9%
Insperity, Inc.	40,459	3,777,252

2

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Advantage Large Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Robert Half International, Inc.	34,956	$1,999,483
TransUnion(b)	6,786	385,445

		6,162,180

Road & Rail — 1.1%
JB Hunt Transport Services, Inc.	9,333	868,342
Landstar System, Inc.	57,820	5,531,639
Norfolk Southern Corp.	4,080	610,123
Schneider National, Inc., Class B	15,771	294,445

		7,304,549

Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.	13,767	1,181,622
Applied Materials, Inc.	105,697	3,460,520
Broadcom, Inc.	2,960	752,669
Intel Corp.	29,272	1,373,735
Maxim Integrated Products, Inc.	38,233	1,944,148
Micron Technology, Inc.(a)	6,867	217,890
NVIDIA Corp.	38,126	5,089,821
Silicon Laboratories, Inc.(a)	2,432	191,666
Skyworks Solutions, Inc.	14,178	950,210
Texas Instruments, Inc.	60,108	5,680,206
Xilinx, Inc.	37,754	3,215,508

		24,057,995

Software — 11.5%
Adobe, Inc.(a)	15,305	3,462,603
Atlassian Corp. PLC, Class A(a)(b)	12,670	1,127,377
Box, Inc., Class A(a)	5,248	88,586
Dropbox, Inc., Class A(a)	29,939	611,654
Fortinet, Inc.(a)	2,316	163,116
Freedom Pay, Inc.(a)(c)	43,051	—
Intuit, Inc.	23,043	4,536,015
Microsoft Corp.	426,713	43,341,239
New Relic, Inc.(a)	7,113	575,940
Oracle Corp.	62,736	2,832,530
Red Hat, Inc.(a)	3,865	678,849
salesforce.com, Inc.(a)	100,680	13,790,140
ServiceNow, Inc.(a)	7,940	1,413,717
Synopsys, Inc.(a)	35,554	2,995,069
Tableau Software, Inc., Class A(a)	7,670	920,400
Ultimate Software Group, Inc.(a)	4,417	1,081,591
VMware, Inc., Class A	10,632	1,457,966

		79,076,792

Specialty Retail — 3.2%
Advance Auto Parts, Inc.	564	88,807
AutoZone, Inc.(a)	582	487,914
Best Buy Co., Inc.	3,700	195,952
Five Below, Inc.(a)	9,133	934,489
Home Depot, Inc.	67,094	11,528,091
O’Reilly Automotive, Inc.(a)	3,546	1,220,994
Penske Automotive Group, Inc.	29,093	1,173,030
Ross Stores, Inc.	20,075	1,670,240
TJX Cos., Inc.	96,315	4,309,133
Tractor Supply Co.	6,012	501,641
Ulta Beauty, Inc.(a)	926	226,722

		22,337,013

Technology Hardware, Storage & Peripherals — 6.8%
Apple Inc.	278,335	43,904,563
Dell Technologies, Inc., Class C(a)	17,821	870,894
HP, Inc.	52,883	1,081,986
NetApp, Inc.	4,929	294,113
Pure Storage, Inc., Class A(a)	60,091	966,263

		47,117,819

Textiles, Apparel & Luxury Goods — 1.5%
Columbia Sportswear Co.	4,437	373,107
Lululemon Athletica, Inc.(a)(b)	3,990	485,224
NIKE, Inc., Class B	111,199	8,244,294

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
VF Corp.	21,053	$1,501,921

		10,604,546

Tobacco — 0.7%
Altria Group, Inc.	92,695	4,578,206

Trading Companies & Distributors — 0.1%
W.W. Grainger, Inc.	1,083	305,796
Watsco, Inc.	693	96,424

		402,220

Water Utilities — 0.0%
American Water Works Co., Inc.	863	78,334

Total Long-Term Investments — 98.8% (Cost: $655,146,981)		679,909,096

Short-Term Securities — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(d)(f)	7,677,617	7,677,617
SL Liquidity Series, LLC, Money Market Series, 2.57%(d)(e)(f)	2,109,138	2,108,927

Total Short-Term Securities — 1.4% (Cost: $9,786,585)		9,786,544

Total Investments — 100.2% (Cost: $664,933,566)		689,695,640

Liabilities in Excess of Other Assets — (0.2)%		(1,508,205)

Net Assets — 100.0%		$688,187,435

3

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Advantage Large Cap Growth Fund

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	8,001,242	(323,625)	7,677,617	$7,677,617	$36,915		$—	$—
SL Liquidity Series, LLC Money Market Series	180,360	1,928,778	2,109,138	2,108,927	2,946	(b)	27	(41)

				$9,786,544	$39,861		$27	$(41)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	72	03/15/19	$9,019	$(200,170)

Portfolio Abbreviation

S&P — Standard & Poor’s

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

4

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Advantage Large Cap Growth Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$679,909,096	$—	$—	$679,909,096
Short-Term Securities	7,677,617	—	—	7,677,617

Subtotal	$687,586,713	$—	$—	$687,586,713

Investments Valued at NAV(b)				2,108,927

Total Investments.				$689,695,640

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(200,170)	$—	$—	$(200,170)

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2018, there were no transfers between levels.

5

Schedule of Investments (unaudited) December 31, 2018	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.8%

Aerospace & Defense — 1.0%
Aerojet Rocketdyne Holdings, Inc.(a)(b)	28,965	$1,020,437
Axon Enterprise, Inc.(a)	33,847	1,480,806
Curtiss-Wright Corp.	33,943	3,466,259

		5,967,502

Air Freight & Logistics — 0.3%
Echo Global Logistics, Inc.(a)	28,476	578,917
Hub Group, Inc., Class A(a)	31,076	1,151,987

		1,730,904

Airlines — 0.0%
Allegiant Travel Co.	2,232	223,691

Auto Components — 1.1%
Dana, Inc.	175,226	2,388,330
Dorman Products, Inc.(a)	2,453	220,819
Fox Factory Holding Corp.(a)(b)	31,218	1,837,804
Modine Manufacturing Co.(a)	18,570	200,742
Tenneco, Inc., Class A	22,966	629,039
Tower International, Inc.	45,366	1,079,711

		6,356,445

Banks — 2.8%
Bank of Commerce Holdings	4,699	51,501
Cadence BanCorp	206,174	3,459,600
Carolina Financial Corp.	11,956	353,778
Central Pacific Financial Corp.	180,504	4,395,272
FCB Financial Holdings, Inc., Class A(a)	74,228	2,492,576
First Financial Northwest, Inc.	7,677	118,763
Guaranty Bancorp	13,326	276,515
Home BancShares, Inc.	4,574	74,739
Independent Bank Corp.	6,568	138,059
People’s Utah Bancorp	5,214	157,202
Republic First Bancorp, Inc.(a)	48,038	286,787
TriState Capital Holdings, Inc.(a)	222,519	4,330,220
Union Bankshares Corp.	4	113
United Community Banks, Inc.	22,171	475,790

		16,610,915

Beverages — 0.2%
Boston Beer Co., Inc., Class A(a)(b)	3,812	918,082

Biotechnology — 11.5%
ACADIA Pharmaceuticals, Inc.(a)	54,707	884,612
Acceleron Pharma, Inc.(a)	8,889	387,116
Acorda Therapeutics, Inc.(a)	13,559	211,249
Adamas Pharmaceuticals, Inc.(a)	30,950	264,313
ADMA Biologics, Inc.(a)(b)	19,493	46,588
Aduro Biotech, Inc.(a)	41,407	109,314
Agenus, Inc.(a)(b)	291,184	693,018
Aimmune Therapeutics, Inc.(a)(b)	45,830	1,096,254
Akebia Therapeutics, Inc.(a)(b)	114,551	633,467
Alder Biopharmaceuticals, Inc.(a)(b)	60,513	620,258
Amicus Therapeutics, Inc.(a)(b)	122,378	1,172,381
AnaptysBio, Inc.(a)	9,514	606,898
Apellis Pharmaceuticals, Inc.(a)	17,285	227,989
Applied Genetic Technologies Corp.(a)	11,006	27,405
Aptinyx, Inc.(a)	10,508	173,802
Arcus Biosciences, Inc.(a)(b)	20,654	222,444
Ardelyx, Inc.(a)	23,485	42,038
Arena Pharmaceuticals, Inc.(a)	11,469	446,718
Array BioPharma, Inc.(a)(b)	162,441	2,314,784
Arrowhead Pharmaceuticals, Inc.(a)	46,071	572,202
Atara Biotherapeutics, Inc.(a)	32,945	1,144,509
Athersys, Inc.(a)	385,357	554,914
Audentes Therapeutics, Inc.(a)	3,602	76,795
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	16,141	596,894
BioSpecifics Technologies Corp.(a)	12,163	737,078
Blueprint Medicines Corp.(a)	16,451	886,873
Calithera Biosciences, Inc.(a)	107,208	429,904

Security	Shares	Value

Biotechnology (continued)
Cara Therapeutics, Inc.(a)	16,888	$219,544
CareDx, Inc.(a)	15,582	391,731
Catalyst Pharmaceuticals, Inc.(a)	34,581	66,396
ChemoCentryx, Inc.(a)	69,137	754,285
Clovis Oncology, Inc.(a)	51,160	918,834
Coherus Biosciences, Inc.(a)(b)	88,442	800,400
Conatus Pharmaceuticals, Inc.(a)(b)	118,035	204,201
Constellation Pharmaceuticals, Inc.(a)(b)	9,819	39,374
Corvus Pharmaceuticals, Inc.(a)	59,454	218,196
CytomX Therapeutics, Inc.(a)	48,477	732,003
Deciphera Pharmaceuticals, Inc.(a)	9,984	209,564
Denali Therapeutics, Inc.(a)	15,574	321,759
Editas Medicine, Inc.(a)(b)	21,435	487,646
Eiger BioPharmaceuticals, Inc.(a)	15,707	159,583
Emergent BioSolutions, Inc.(a)	20,422	1,210,616
Enanta Pharmaceuticals, Inc.(a)	11,536	817,095
EPIRUS Biopharmaceuticals, Inc.(a)(c)	6,060	2
Epizyme, Inc.(a)	14,499	89,314
Esperion Therapeutics, Inc.(a)(b)	5,092	234,232
Exelixis, Inc.(a)	17,406	342,376
Fate Therapeutics, Inc.(a)	33,323	427,534
FibroGen, Inc.(a)	46,199	2,138,090
Flexion Therapeutics, Inc.(a)	9,960	112,747
Forty Seven, Inc.(a)(b)	32,718	514,327
Genomic Health, Inc.(a)	22,253	1,433,316
Global Blood Therapeutics, Inc.(a)	40,104	1,646,269
Halozyme Therapeutics, Inc.(a)	118,009	1,726,472
Heron Therapeutics, Inc.(a)(b)	66,991	1,737,747
Homology Medicines, Inc.(a)	9,864	220,559
ImmunoGen, Inc.(a)	88,473	424,670
Immunomedics, Inc.(a)(b)	51,043	728,384
Insmed, Inc.(a)(b)	15,065	197,653
Intellia Therapeutics, Inc.(a)(b)	20,562	280,671
Intercept Pharmaceuticals, Inc.(a)	17,627	1,776,625
Intrexon Corp.(a)	8,752	57,238
Invitae Corp.(a)	96,288	1,064,945
Iovance Biotherapeutics, Inc.(a)	6,932	61,348
Ironwood Pharmaceuticals, Inc.(a)	135,494	1,403,718
KalVista Pharmaceuticals, Inc.(a)	3,249	64,168
Karyopharm Therapeutics, Inc.(a)(b)	52,475	491,691
Kindred Biosciences, Inc.(a)	61,261	670,808
Ligand Pharmaceuticals, Inc.(a)(b)	17,516	2,376,921
Loxo Oncology, Inc.(a)(b)	21,471	3,007,443
MacroGenics, Inc.(a)	45,726	580,720
MediciNova, Inc.(a)(b)	11,604	94,805
Mersana Therapeutics, Inc.(a)	10,993	44,851
Miragen Therapeutics, Inc.(a)	21,546	65,284
Momenta Pharmaceuticals, Inc.(a)	25,994	286,974
Myriad Genetics, Inc.(a)	38,167	1,109,515
Natera, Inc.(a)(b)	54,203	756,674
Novavax, Inc.(a)(b)	285,060	524,510
Nymox Pharmaceutical Corp.(a)	26,933	35,282
Ophthotech Corp.(a)	25,704	30,845
Osiris Therapeutics, Inc.(a)	5,591	75,479
Palatin Technologies, Inc.(a)(b)	382,414	270,902
Pieris Pharmaceuticals, Inc.(a)	40,969	108,978
Portola Pharmaceuticals, Inc.(a)(b)	37,070	723,606
PTC Therapeutics, Inc.(a)(b)	11,529	395,675
Puma Biotechnology, Inc.(a)(b)	35,579	724,033
Ra Pharmaceuticals, Inc.(a)	16,430	299,026
REGENXBIO, Inc.(a)	16,822	705,683
Repligen Corp.(a)(b)	15,802	833,397
Retrophin, Inc.(a)(b)	40,882	925,160
Rhythm Pharmaceuticals, Inc.(a)(b)	17,916	481,582
Rigel Pharmaceuticals, Inc.(a)(b)	199,322	458,441
Sangamo Therapeutics, Inc.(a)(b)	102,119	1,172,326
Savara, Inc.(a)	7,685	58,175
Seres Therapeutics, Inc.(a)	88,642	400,662
Solid Biosciences, Inc.(a)	1,484	39,771
Sorrento Therapeutics, Inc. (a)	114,891	275,738

1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Spark Therapeutics, Inc.(a)(b)	34,206	$1,338,823
Spectrum Pharmaceuticals, Inc.(a)	108,011	945,096
Stemline Therapeutics, Inc.(a)	44,154	419,463
Surface Oncology, Inc.(a)	46,517	197,232
Syndax Pharmaceuticals, Inc.(a)	4,639	20,644
Tocagen, Inc.(a)	24,883	204,289
Ultragenyx Pharmaceutical, Inc.(a)	39,155	1,702,459
UNITY Biotechnology, Inc.(a)	13,087	212,795
Unum Therapeutics, Inc.(a)	48,469	213,264
Vanda Pharmaceuticals, Inc.(a)	54,410	1,421,733
Veracyte, Inc.(a)	66,591	837,715
Vericel Corp.(a)	17,070	297,018
Viking Therapeutics, Inc.(a)(b)	21,346	163,297
vTv Therapeutics, Inc., Class A(a)	2	5
Xencor, Inc.(a)	47,076	1,702,268

		67,114,507

Building Products — 2.2%
Builders FirstSource, Inc.(a)	9,357	102,085
Continental Building Products, Inc.(a)	40,735	1,036,706
NCI Building Systems, Inc.(a)	34,540	250,415
PGT Innovations, Inc.(a)	96,559	1,530,460
Simpson Manufacturing Co., Inc.	14,539	786,996
Trex Co., Inc.(a)(b)	80,032	4,750,700
Universal Forest Products, Inc.	176,896	4,592,220

		13,049,582

Capital Markets — 0.4%
Moelis & Co., Class A	62,158	2,136,992

Chemicals — 1.6%
AdvanSix, Inc.(a)	11,093	270,004
Amyris, Inc.(a)	45,895	153,289
Balchem Corp.	30,762	2,410,203
Ingevity Corp.(a)	6,424	537,625
Innospec, Inc.	39,976	2,468,918
Intrepid Potash, Inc.(a)	36,188	94,089
Koppers Holdings, Inc.(a)	41,571	708,370
Marrone Bio Innovations, Inc.(a)(b)	67,243	98,847
PolyOne Corp.	72,562	2,075,273
Trinseo SA	7,560	346,097

		9,162,715

Commercial Services & Supplies — 1.9%
ARC Document Solutions, Inc.(a)	217,825	446,541
Deluxe Corp.	43,773	1,682,634
Ennis, Inc.	8,746	168,361
Herman Miller, Inc.	2,380	71,995
Interface, Inc.	40,319	574,546
Kimball International, Inc., Class B	8,272	117,380
McGrath RentCorp	79,457	4,090,446
Mobile Mini, Inc.	12,977	412,020
Steelcase, Inc., Class A	9,297	137,875
Tetra Tech, Inc.	65,852	3,409,158

		11,110,956

Communications Equipment — 1.1%
Aerohive Networks, Inc.(a)	5,351	17,444
Calix, Inc.(a)	128,354	1,251,452
Ciena Corp.(a)	29,622	1,004,482
Extreme Networks, Inc.(a)	27,291	166,475
Infinera Corp.(a)	362,359	1,445,812
Lumentum Holdings, Inc.(a)	28,479	1,196,403
Plantronics, Inc.	39,999	1,323,967

		6,406,035

Construction & Engineering — 2.0%
Comfort Systems USA, Inc.	145,651	6,362,036
EMCOR Group, Inc.	31,721	1,893,426
MasTec, Inc.(a)(b)	86,598	3,512,415

		11,767,877

Security	Shares	Value

Construction Materials — 0.1%
Summit Materials, Inc., Class A(a)	29,073	$360,505

Consumer Finance — 1.2%
Enova International, Inc.(a)	83,264	1,620,317
FirstCash, Inc.	6,483	469,045
Green Dot Corp., Class A(a)	62,206	4,946,621
Regional Management Corp.(a)	4,358	104,810

		7,140,793

Distributors — 0.2%
Core-Mark Holding Co., Inc.	39,232	912,144

Diversified Consumer Services — 0.8%
Chegg, Inc.(a)(b)	59,690	1,696,390
Strategic Education, Inc.(b)	24,049	2,727,638
Weight Watchers International, Inc.(a)	7,820	301,461

		4,725,489

Diversified Telecommunication Services — 0.9%
Bandwidth, Inc., Class A(a)	6,046	246,375
Cogent Communications Holdings, Inc.	90,309	4,082,870
Ooma, Inc.(a)	82,386	1,143,518

		5,472,763

Electrical Equipment — 1.2%
Atkore International Group, Inc.(a)	89,409	1,773,875
Encore Wire Corp.(a)	2,632	132,074
Generac Holdings, Inc.(a)	106,005	5,268,449

		7,174,398

Electronic Equipment, Instruments & Components — 1.9%
Anixter International, Inc.(a)	4,945	268,563
AVX Corp.	15,409	234,987
Control4 Corp.(a)	38,370	675,312
Fitbit, Inc., Class A(a)(b)	279,107	1,387,162
II-VI, Inc.(a)	7,870	255,460
Insight Enterprises, Inc.(a)	13,693	557,990
Novanta, Inc.(a)	9,075	571,725
OSI Systems, Inc.(a)(b)	46,368	3,398,774
PC Connection, Inc.	9,596	285,289
PCM, Inc.(a)	9,745	171,609
ScanSource, Inc.(a)	70,086	2,409,557
SYNNEX Corp.	5,644	456,261
Vishay Intertechnology, Inc.	32,459	584,587

		11,257,276

Energy Equipment & Services — 0.7%
Aspen Aerogels, Inc.(a)	30	64
Cactus, Inc., Class A(a)	73,918	2,026,092
Key Energy Services, Inc.(a)(b)	12,224	25,304
Liberty Oilfield Services, Inc., Class A	9,926	128,542
ProPetro Holding Corp.(a)	130,320	1,605,542

		3,785,544

Entertainment — 0.8%
Glu Mobile, Inc.(a)	24,502	197,731
Marcus Corp.	16,788	663,126
Pandora Media, Inc.(a)	133,901	1,083,259
World Wrestling Entertainment, Inc., Class A	40,170	3,001,502

		4,945,618

Equity Real Estate Investment Trusts (REITs) — 2.5%
CareTrust REIT, Inc.	37,161	685,992
EastGroup Properties, Inc.(b)	98,813	9,064,116
First Industrial Realty Trust, Inc.	5,234	151,053
Four Corners Property Trust, Inc.	87,086	2,281,653
National Storage Affiliates Trust	8,165	216,046
Ryman Hospitality Properties, Inc.	32,265	2,151,753

		14,550,613

Food & Staples Retailing — 0.5%
BJ’s Wholesale Club Holdings, Inc.(a)(b)	36,567	810,325

2

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Chefs’ Warehouse, Inc.(a)	19,774	$632,373
Natural Grocers by Vitamin Cottage, Inc.(a)	4,914	75,332
Performance Food Group Co.(a)	40,240	1,298,545

		2,816,575

Food Products — 0.8%
Calavo Growers, Inc.	19,173	1,398,862
Freshpet, Inc.(a)	21,088	678,190
John B. Sanfilippo & Son, Inc.	40,895	2,276,216
Simply Good Foods Co.(a)	3,406	64,373

		4,417,641

Gas Utilities — 0.3%
Chesapeake Utilities Corp.	18,341	1,491,123

Health Care Equipment & Supplies — 6.6%
Accuray, Inc.(a)	173,434	591,410
AtriCure, Inc.(a)(b)	47,406	1,450,624
Cantel Medical Corp.	10,683	795,349
Cardiovascular Systems, Inc.(a)	55,858	1,591,394
Cerus Corp.(a)(b)	29,805	151,111
CONMED Corp.	51,443	3,302,641
Glaukos Corp.(a)	10,171	571,305
Globus Medical, Inc., Class A(a)	89,352	3,867,155
Haemonetics Corp.(a)	2,216	221,711
Inogen, Inc.(a)	15,598	1,936,804
Integer Holdings Corp.(a)	35,019	2,670,549
iRadimed Corp.(a)	21,309	521,218
iRhythm Technologies, Inc.(a)	28,656	1,991,019
Masimo Corp.(a)	39,514	4,242,618
Merit Medical Systems, Inc.(a)(b)	64,783	3,615,539
Neogen Corp.(a)	23,765	1,354,605
Nevro Corp.(a)	28,261	1,099,070
Novocure Ltd.(a)	30,856	1,033,059
NuVasive, Inc.(a)(b)	11,383	564,141
NxStage Medical, Inc.(a)	63,954	1,830,363
Penumbra, Inc.(a)	9,694	1,184,607
RTI Surgical, Inc.(a)	256,049	947,381
SeaSpine Holdings Corp.(a)	40,741	743,116
STAAR Surgical Co.(a)	6,831	217,977
Tandem Diabetes Care, Inc.(a)	23,818	904,369
Wright Medical Group NV(a)(b)	32,974	897,552

		38,296,687

Health Care Providers & Services — 3.5%
Amedisys, Inc.(a)	4,200	491,862
AMN Healthcare Services, Inc.(a)	22,980	1,302,047
BioTelemetry, Inc.(a)	30,732	1,835,315
Chemed Corp.	12,105	3,429,104
Ensign Group, Inc.	68,841	2,670,342
HealthEquity, Inc.(a)	34,663	2,067,648
LHC Group, Inc.(a)(b)	12,364	1,160,732
National Research Corp.	25,184	960,518
PetIQ, Inc.(a)(b)	11,706	274,740
Select Medical Holdings Corp.(a)	42,841	657,609
Tenet Healthcare Corp.(a)	37,871	649,109
U.S. Physical Therapy, Inc.	32,981	3,375,605
WellCare Health Plans, Inc.(a)	7,137	1,684,974

		20,559,605

Health Care Technology — 1.9%
Castlight Health, Inc., Class B(a)(b)	156,407	339,403
Evolent Health, Inc., Class A(a)(b)	11,689	233,196
HealthStream, Inc.(a)	18,886	456,097
HMS Holdings Corp.(a)	15,808	444,679
Medidata Solutions, Inc.(a)(b)	56,037	3,778,015
Omnicell, Inc.(a)	52,350	3,205,914
Teladoc Health, Inc.(a)(b)	32,994	1,635,513
Vocera Communications, Inc.(a)(b)	21,498	845,946

		10,938,763

Security	Shares	Value

Hotels, Restaurants & Leisure — 5.2%
BJ’s Restaurants, Inc.	42,242	$2,136,178
Bloomin’ Brands, Inc.	101,746	1,820,236
Boyd Gaming Corp.	117,777	2,447,406
Brinker International, Inc.	11,735	516,105
Carrols Restaurant Group, Inc.(a)	65,033	639,925
Cheesecake Factory, Inc.	67,031	2,916,519
Cracker Barrel Old Country Store, Inc.	3,274	523,382
Eldorado Resorts, Inc.(a)	28,161	1,019,710
Marriott Vacations Worldwide Corp.	30,168	2,127,146
Penn National Gaming, Inc.(a)	3,488	65,679
Planet Fitness, Inc., Class A(a)	96,799	5,190,362
Red Rock Resorts, Inc., Class A	7,297	148,202
Ruth’s Hospitality Group, Inc.	59,839	1,360,140
SeaWorld Entertainment, Inc.(a)	90,383	1,996,560
Texas Roadhouse, Inc.	98,239	5,864,868
Vail Resorts, Inc.	1,286	271,115
Wingstop, Inc.	21,018	1,349,145

		30,392,678

Household Durables — 1.3%
GoPro, Inc., Class A(a)(b)	82,447	349,575
Helen of Troy Ltd.(a)	4,431	581,259
iRobot Corp.(a)	11,155	934,120
M/I Homes, Inc.(a)	31,976	672,136
MDC Holdings, Inc.	60,376	1,697,169
Meritage Homes Corp.(a)	30,168	1,107,769
Roku, Inc.(a)(b)	31,532	966,140
William Lyon Homes, Class A(a)(b)	18,704	199,946
ZAGG, Inc.(a)	86,551	846,469

		7,354,583

Household Products — 0.1%
Central Garden & Pet Co.(a)(b)	8,051	277,357
Central Garden & Pet Co., Class A(a)	4,227	132,094

		409,451

Independent Power and Renewable Electricity Producers — 0.0%
Atlantic Power Corp.(a)	46,288	100,445

Insurance — 0.6%
CNO Financial Group, Inc.	30,389	452,188
James River Group Holdings Ltd., Class L	7,395	270,213
Kinsale Capital Group, Inc.	50,780	2,821,337
Navigators Group, Inc.	1,342	93,256

		3,636,994

Interactive Media & Services — 1.8%
Care.com, Inc.(a)(b)	82,670	1,596,358
Cargurus, Inc.(a)(b)	88,538	2,986,387
EverQuote, Inc., Class A(a)(b)	20,888	87,312
QuinStreet, Inc.(a)	89,090	1,445,931
Rhythmone PLC(a)	2,850	6,327
TrueCar, Inc.(a)	57,396	520,008
Yelp, Inc.(a)(b)	109,076	3,816,569

		10,458,892

Internet & Direct Marketing Retail — 1.3%
Etsy, Inc.(a)	67,766	3,223,629
Groupon, Inc.(a)	184,222	589,510
GrubHub, Inc.(a)(b)	6,316	485,132
Leaf Group Ltd.(a)	7,162	49,060
Nutrisystem, Inc.	18,553	814,106
Overstock.com, Inc.(a)(b)	16,593	225,333
PetMed Express, Inc.	17,749	412,842
Quotient Technology, Inc.(a)(b)	24,505	261,713
Shutterfly, Inc.(a)	8,123	327,032
Stamps.com, Inc.(a)	8,181	1,273,291

		7,661,648

3

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 1.3%
Cardtronics PLC, Class A(a)	7,949	$206,674
CSG Systems International, Inc.	79,809	2,535,532
EVERTEC, Inc.	3,742	107,395
GTT Communications, Inc.(a)	8,956	211,899
Hackett Group, Inc.	65,714	1,052,081
I3 Verticals, Inc., Class A(a)(b)	40,525	976,653
LiveRamp Holdings, Inc.(a)	3,902	150,734
ManTech International Corp., Class A	1,686	88,169
NIC, Inc.	74,917	934,964
Science Applications International Corp.	17,274	1,100,354

		7,364,455

Leisure Products — 0.6%
Callaway Golf Co.	60,136	920,081
Malibu Boats, Inc., Class A(a)	43,957	1,529,704
MasterCraft Boat Holdings, Inc.(a)	58,078	1,086,059

		3,535,844

Life Sciences Tools & Services — 0.6%
Codexis, Inc.(a)	6,676	111,489
Enzo Biochem, Inc.(a)(b)	93,840	260,875
Harvard Bioscience, Inc.(a)	117,525	373,730
Medpace Holdings, Inc.(a)	24,386	1,290,751
NanoString Technologies, Inc.(a)(b)	50,354	746,750
NeoGenomics, Inc.(a)	57,891	730,006
Pacific Biosciences of California, Inc.(a)	21,219	157,021

		3,670,622

Machinery — 3.0%
Alamo Group, Inc.	27,684	2,140,527
Altra Industrial Motion Corp.	85,742	2,156,411
Global Brass & Copper Holdings, Inc.	64,190	1,614,379
Omega Flex, Inc.	2,016	109,005
Proto Labs, Inc.(a)(b)	44,208	4,986,220
RBC Bearings, Inc.(a)	3,274	429,221
Rexnord Corp.(a)	105,851	2,429,280
TriMas Corp.(a)	2,440	66,588
Watts Water Technologies, Inc., Class A	53,770	3,469,778
Woodward, Inc.	3,809	282,971

		17,684,380

Media — 0.6%
Central European Media Enterprises Ltd., Class A(a)(b)	121,303	337,222
Clear Channel Outdoor Holdings, Inc., Class A	20,299	105,352
Entravision Communications Corp., Class A	210,090	611,362
Gray Television, Inc.(a)	34,146	503,312
MSG Networks, Inc., Class A(a)	45,722	1,077,210
Nexstar Media Group, Inc., Class A	11,758	924,649

		3,559,107

Metals & Mining — 0.3%
Compass Minerals International, Inc.	2,756	114,898
Gold Resource Corp.	24,862	99,448
Kaiser Aluminum Corp.	2,517	224,743
Materion Corp.	3,187	143,383
Ryerson Holding Corp.(a)	76,209	483,165
Schnitzer Steel Industries, Inc., Class A	30,537	658,072

		1,723,709

Multiline Retail — 0.2%
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	21,171	1,408,083

Oil, Gas & Consumable Fuels — 0.9%
Carrizo Oil & Gas, Inc.(a)	39,527	446,260
CONSOL Energy, Inc.(a)	17,041	540,370
CVR Energy, Inc.	15,313	527,992
Eclipse Resources Corp.(a)(b)	74,973	78,722
Evolution Petroleum Corp.	204,158	1,392,358
Jagged Peak Energy, Inc.(a)	27,713	252,743
Matador Resources Co.(a)	75,250	1,168,633

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum, Inc.(a)	24	$133
Penn Virginia Corp.(a)	7,805	421,938
W&T Offshore, Inc.(a)	33,788	139,207
WildHorse Resource Development Corp.(a)	10,166	143,442

		5,111,798

Paper & Forest Products — 0.4%
Boise Cascade Co.	102,855	2,453,092

Personal Products — 0.6%
Inter Parfums, Inc.	9,728	637,865
Medifast, Inc.	2,681	335,179
Natural Health Trends Corp.	2,692	49,775
USANA Health Sciences, Inc.(a)	19,961	2,350,009

		3,372,828

Pharmaceuticals — 2.9%
Amneal Pharmaceuticals, Inc.(a)	22,855	309,228
Aquestive Therapeutics, Inc.(a)	17,262	108,751
Arvinas, Inc.(a)(b)	2,740	35,209
Assembly Biosciences, Inc.(a)	36,778	831,918
Corcept Therapeutics, Inc.(a)(b)	114,961	1,535,879
Endo International PLC(a)	21,661	158,125
Horizon Pharma PLC(a)(b)	65,926	1,288,194
Innoviva, Inc.(a)	131,541	2,295,390
Intersect ENT, Inc.(a)(b)	55,771	1,571,627
Kala Pharmaceuticals, Inc.(a)	8,527	41,697
Medicines Co.(a)(b)	39,481	755,666
MyoKardia, Inc.(a)	11,235	548,942
Omeros Corp.(a)	8,146	90,746
Pacira Pharmaceuticals, Inc.(a)	21,621	930,135
Phibro Animal Health Corp., Class A	62,307	2,003,793
Reata Pharmaceuticals, Inc., Class A(a)	5,009	281,005
Revance Therapeutics, Inc.(a)	71,617	1,441,650
Supernus Pharmaceuticals, Inc.(a)	24,387	810,136
TherapeuticsMD, Inc.(a)	83,581	318,444
Theravance Biopharma, Inc.(a)	19,299	493,861
WaVe Life Sciences Ltd.(a)	1,444	60,706
Zogenix, Inc.(a)(b)	27,937	1,018,583

		16,929,685

Professional Services — 3.0%
ASGN, Inc.(a)	47,141	2,569,185
CRA International, Inc.	30,548	1,299,817
ICF International, Inc.	6,175	400,017
Insperity, Inc.	93,797	8,756,888
Kforce, Inc.	117,333	3,627,936
Korn/Ferry International	2,247	88,846
TriNet Group, Inc.(a)	19,375	812,781

		17,555,470

Real Estate Management & Development — 0.7%
Marcus & Millichap, Inc.(a)	116,780	4,009,057
Newmark Group, Inc., Class A	12,818	102,800
Redfin Corp.(a)	8,722	125,597

		4,237,454

Road & Rail — 0.7%
Marten Transport Ltd.	52,925	856,856
Saia, Inc.(a)	3,136	175,052
Universal Logistics Holdings, Inc.	82,584	1,493,945
Werner Enterprises, Inc.	55,553	1,641,036

		4,166,889

Semiconductors & Semiconductor Equipment — 3.2%
Ambarella, Inc.(a)(b)	3,799	132,889
Amkor Technology, Inc.(a)(b)	169,432	1,111,474
Brooks Automation, Inc.	24,766	648,374
Cabot Microelectronics Corp.	18,655	1,778,754
Cirrus Logic, Inc.(a)	90,711	3,009,791
Diodes, Inc.(a)	88,277	2,847,816

4

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Inphi Corp.(a)	25,674	$825,419
Integrated Device Technology, Inc.(a)	95,955	4,647,101
Nanometrics, Inc.(a)	47,088	1,286,915
Semtech Corp.(a)	19,105	876,346
Silicon Laboratories, Inc.(a)	11,068	872,269
SunPower Corp.(a)(b)	13,669	67,935
Synaptics, Inc.(a)	9,876	367,486

		18,472,569

Software — 10.4%
8x8, Inc.(a)	36,274	654,383
A10 Networks, Inc.(a)	211,065	1,317,046
ACI Worldwide, Inc.(a)	76,057	2,104,497
Alteryx, Inc., Class A(a)(b)	30,265	1,799,860
Amber Road, Inc.(a)	9,048	74,465
Appfolio, Inc., Class A(a)(b)	20,013	1,185,170
Apptio, Inc., Class A(a)	5,598	212,500
Avalara, Inc.(a)	12,101	376,946
Benefitfocus, Inc.(a)(b)	29,659	1,356,009
Blackline, Inc.(a)	9,709	397,584
Bottomline Technologies DE, Inc.(a)	17,094	820,512
Box, Inc., Class A(a)	120,195	2,028,892
Carbon Black, Inc.(a)	4,475	60,055
Cloudera, Inc.(a)	97,400	1,077,244
Cornerstone OnDemand, Inc.(a)	10,312	520,034
Coupa Software, Inc.(a)	24,572	1,544,596
Ellie Mae, Inc.(a)	2,979	187,171
Envestnet, Inc.(a)(b)	36,739	1,807,191
Five9, Inc.(a)(b)	28,430	1,242,960
Hortonworks, Inc.(a)	95,233	1,373,260
HubSpot, Inc.(a)	10,213	1,284,080
Instructure, Inc.(a)(b)	2,400	90,024
LivePerson, Inc.(a)	101,613	1,916,421
MicroStrategy, Inc., Class A(a)	17,081	2,182,098
MobileIron, Inc.(a)	57,908	265,798
Model N, Inc.(a)	30,115	398,421
New Relic, Inc.(a)	58,364	4,725,733
Paylocity Holding Corp.(a)(b)	59,045	3,555,099
Q2 Holdings, Inc.(a)(b)	17,590	871,584
QAD, Inc., Class A	7,592	298,593
Qualys, Inc.(a)	12,852	960,558
Rapid7, Inc.(a)(b)	17,427	543,025
RingCentral, Inc., Class A(a)	52,100	4,295,124
Rubicon Project, Inc.(a)	37,851	141,184
SailPoint Technologies Holding, Inc.(a)	10,653	250,239
SendGrid, Inc.(a)	24,181	1,043,894
SPS Commerce, Inc.(a)	33,332	2,745,890
Tenable Holdings, Inc.(a)(b)	89,727	1,991,042
Trade Desk, Inc., Class A(a)	18,445	2,140,727
Upland Software, Inc.(a)(b)	17,356	471,736
Varonis Systems, Inc.(a)	20,223	1,069,797
Workiva, Inc.(a)(b)	77,074	2,766,186
Yext, Inc.(a)	120,719	1,792,677
Zendesk, Inc.(a)	60,213	3,514,633
Zix Corp.(a)	88,976	509,832
Zscaler, Inc.(a)	19,268	755,498

		60,720,268

Specialty Retail — 3.4%
Aaron’s, Inc.	13,988	588,195
American Eagle Outfitters, Inc.	178,204	3,444,683
America’s Car-Mart, Inc.(a)	13,023	943,516
Asbury Automotive Group, Inc.(a)	74,815	4,987,168
Citi Trends, Inc.	3,835	78,196
Five Below, Inc.(a)	58,042	5,938,857
Haverty Furniture Cos., Inc.	12	225
Hudson Ltd., Class A(a)	20,383	349,568
Lithia Motors, Inc., Class A	10,793	823,830
MarineMax, Inc.(a)	48,769	892,960
RH(a)(b)	7,388	885,230

Security	Shares	Value

Specialty Retail (continued)
Shoe Carnival, Inc.	9,718	$325,650
Sleep Number Corp.(a)	6,512	206,626
Sonic Automotive, Inc., Class A	27,842	383,106

		19,847,810

Technology Hardware, Storage & Peripherals — 0.4%
Cray, Inc.(a)	19,366	418,112
Pure Storage, Inc., Class A(a)	104,527	1,680,794

		2,098,906

Textiles, Apparel & Luxury Goods — 0.8%
Crocs, Inc.(a)(b)	67,020	1,741,180
Deckers Outdoor Corp.(a)(b)	8,943	1,144,257
Oxford Industries, Inc.	1,019	72,390
Wolverine World Wide, Inc.	56,618	1,805,548

		4,763,375

Thrifts & Mortgage Finance — 1.3%
Essent Group Ltd.(a)	119,690	4,091,004
Federal Agricultural Mortgage Corp., Class C	16,841	1,017,870
Flagstar Bancorp, Inc.(a)	3,641	96,122
LendingTree, Inc.(a)(b)	2,115	464,391
Meridian Bancorp, Inc.	10,477	150,031
Riverview Bancorp, Inc.	24,022	174,880
United Community Financial Corp.	24,474	216,595
Washington Federal, Inc.	59,954	1,601,371

		7,812,264

Tobacco — 0.8%
Vector Group Ltd.	477,634	4,647,379

Trading Companies & Distributors — 2.0%
Applied Industrial Technologies, Inc.	113,195	6,105,738
BMC Stock Holdings, Inc.(a)	4,945	76,549
DXP Enterprises, Inc.(a)	12,251	341,068
H&E Equipment Services, Inc.	64,079	1,308,493
Herc Holdings, Inc.(a)	12,395	322,146
Rush Enterprises, Inc., Class A	77,831	2,683,613
SiteOne Landscape Supply, Inc.(a)	14,884	822,639

		11,660,246

Water Utilities — 0.1%
Cadiz, Inc.(a)(b)	36,758	378,607
SJW Group	2,568	142,832

		521,439

Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc.(a)	66,263	1,363,030
Shenandoah Telecommunications Co.	6,682	295,678

		1,658,708

Total Common Stocks — 98.8% (Cost: $596,306,675)		576,392,811

Preferred Stocks — 0.5%

Household Durables — 0.0%
AliphCom:
Series 6 (Acquired 6/03/14, cost $0)(a)(c)(d)	8,264	—
Series 8 (Acquired 8/31/15, cost $1,174,984)(a)(c)(d)	192,156	2

		2

Software — 0.5%
Illumio, Inc., Series C (Acquired 3/10/15, cost $1,000,317)(a)(c)(d)	311,155	958,357

5

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Palantir Technologies, Inc., Series I (Acquired 2/06/14, cost $2,499,998)(a)(c)(d)	407,830	$2,206,360

		3,164,717

Total Preferred Stocks — 0.5% (Cost: $4,675,299)		3,164,719

Total Long-Term Investments — 99.3% (Cost: $600,981,974)		579,557,530

Security	Shares	Value

Short-Term Securities — 5.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(e)(g)	3,205,311	$3,205,311
SL Liquidity Series, LLC, Money Market Series, 2.57%(e)(f)(g)	25,765,786	25,763,209

Total Short-Term Securities — 5.0% (Cost: $28,968,520)		28,968,520

Total Investments — 104.3% (Cost: $629,950,494)		608,526,050

Liabilities in Excess of Other Assets — (4.3)%		(24,982,789)

Net Assets — 100.0%		$583,543,261

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,164,719, representing 0.5% of its net assets as of period end, and an original cost of $4,675,299.

(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	7,684,764	(4,479,453)	3,205,311	$3,205,311	$29		$—	$—
SL Liquidity Series, LLC, Money Market Series	48,928,861	(23,163,075)	25,765,786	25,763,209	39,151	(b)	1,304	(8,138)

				$28,968,520	$39,180		$1,304	$(8,138)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	89	03/15/19	$6,003	$18,064

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a

6

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Advantage Small Cap Growth Fund

secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$5,967,502	$—	$—	$5,967,502
Air Freight & Logistics	1,730,904	—	—	1,730,904
Airlines	223,691	—	—	223,691
Auto Components	6,356,445	—	—	6,356,445
Banks	16,610,915	—	—	16,610,915
Beverages	918,082	—	—	918,082
Biotechnology	67,114,505	—	2	67,114,507
Building Products	13,049,582	—	—	13,049,582
Capital Markets	2,136,992	—	—	2,136,992
Chemicals	9,162,715	—	—	9,162,715
Commercial Services & Supplies	11,110,956	—	—	11,110,956
Communications Equipment	6,406,035	—	—	6,406,035
Construction & Engineering	11,767,877	—	—	11,767,877
Construction Materials	360,505	—	—	360,505
Consumer Finance	7,140,793	—	—	7,140,793
Distributors	912,144	—	—	912,144
Diversified Consumer Services	4,725,489	—	—	4,725,489
Diversified Telecommunication Services	5,472,763	—	—	5,472,763
Electrical Equipment	7,174,398	—	—	7,174,398
Electronic Equipment, Instruments & Components	11,257,276	—	—	11,257,276
Energy Equipment & Services	3,785,544	—	—	3,785,544
Entertainment	4,945,618	—	—	4,945,618
Equity Real Estate Investment Trusts (REITs)	14,550,613	—	—	14,550,613
Food & Staples Retailing	2,816,575	—	—	2,816,575
Food Products	4,417,641	—	—	4,417,641
Gas Utilities	1,491,123	—	—	1,491,123
Health Care Equipment & Supplies	38,296,687	—	—	38,296,687
Health Care Providers & Services	20,559,605	—	—	20,559,605
Health Care Technology	10,938,763	—	—	10,938,763
Hotels, Restaurants & Leisure	30,392,678	—	—	30,392,678
Household Durables	7,354,583	—	—	7,354,583
Household Products	409,451	—	—	409,451
Independent Power and Renewable Electricity Producers	100,445	—	—	100,445
Insurance	3,636,994	—	—	3,636,994
Interactive Media & Services	10,458,892	—	—	10,458,892
Internet & Direct Marketing Retail	7,661,648	—	—	7,661,648
IT Services	7,364,455	—	—	7,364,455
Leisure Products	3,535,844	—	—	3,535,844
Life Sciences Tools & Services	3,670,622	—	—	3,670,622
Machinery	17,684,380	—	—	17,684,380
Media	3,559,107	—	—	3,559,107
Metals & Mining	1,723,709	—	—	1,723,709
Multiline Retail	1,408,083	—	—	1,408,083
Oil, Gas & Consumable Fuels	5,111,798	—	—	5,111,798
Paper & Forest Products	2,453,092	—	—	2,453,092
Personal Products	3,372,828	—	—	3,372,828
Pharmaceuticals	16,929,685	—	—	16,929,685
Professional Services	17,555,470	—	—	17,555,470
Real Estate Management & Development	4,237,454	—	—	4,237,454
Road & Rail	4,166,889	—	—	4,166,889
Semiconductors & Semiconductor Equipment	18,472,569	—	—	18,472,569

7

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Advantage Small Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Software	$60,720,268	$—	$—	$60,720,268
Specialty Retail	19,847,810	—	—	19,847,810
Technology Hardware, Storage & Peripherals	2,098,906	—	—	2,098,906
Textiles, Apparel & Luxury Goods	4,763,375	—	—	4,763,375
Thrifts & Mortgage Finance	7,812,264	—	—	7,812,264
Tobacco	4,647,379	—	—	4,647,379
Trading Companies & Distributors	11,660,246	—	—	11,660,246
Water Utilities	521,439	—	—	521,439
Wireless Telecommunication Services	1,658,708	—	—	1,658,708
Preferred Stocks:
Household Durables	—	—	2	2
Software	—	—	3,164,717	3,164,717
Short-Term Securities	3,205,311	—	—	3,205,311

Subtotal	$579,598,120	$—	$3,164,721	$582,762,841

Investments Valued at NAV(a)				25,763,209

Total Investments				$608,526,050

Derivative Financial Instruments(b)
Assets:
Equity contracts	$18,064	$—	$—	$18,064

(a)	Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2018, there were no transfers between levels.

8

Schedule of Investments (unaudited) December 31, 2018	BlackRock All-Cap Energy & Resources Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.9%

Energy Equipment & Services — 6.0%
Baker Hughes a GE Co.	46,566	$1,001,169
Halliburton Co.	55,816	1,483,589
Patterson-UTI Energy, Inc.	36,680	379,638
Schlumberger Ltd.	24,680	890,454

		3,754,850

Oil, Gas & Consumable Fuels — 92.9%
Anadarko Petroleum Corp.	30,706	1,346,151
BP PLC	813,602	5,143,337
Cairn Energy PLC(a)	408,920	780,277
Canadian Natural Resources Ltd.	73,618	1,776,280
Chevron Corp.	22,987	2,500,756
CNOOC Ltd.	422,000	650,016
Concho Resources, Inc.(a)	17,045	1,752,056
ConocoPhillips	48,200	3,005,270
Devon Energy Corp.	54,511	1,228,678
Encana Corp.	53,008	305,965
EOG Resources, Inc.	24,148	2,105,947
EQT Corp.	31,305	591,351
Equitrans Midstream Corp.(a)	22,514	450,730
Exxon Mobil Corp.	94,032	6,412,042
Galp Energia SGPS SA	57,090	898,930
Kosmos Energy, Ltd.(a)	181,045	736,853
Marathon Petroleum Corp.	37,862	2,234,237
Noble Energy, Inc.	47,506	891,213

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Oil Search Ltd.	153,337	$772,360
Pioneer Natural Resources Co.	13,838	1,819,974
Royal Dutch Shell PLC, Class A	287,908	8,473,950
Suncor Energy, Inc.	109,180	3,049,394
TOTAL SA	89,096	4,699,384
TransCanada Corp.	53,109	1,896,472
Valero Energy Corp.	32,554	2,440,573
Williams Cos., Inc.	99,959	2,204,096

		58,166,292

Total Common Stocks — 98.9% (Cost: $63,388,026)		61,921,142

Total Long-Term Investments — 98.9% (Cost: $63,388,026)		61,921,142

Short-Term Securities — 4.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
2.32% (b)(c)	3,053,791	3,053,791

Total Short-Term Securities — 4.9% (Cost: $3,053,791)		3,053,791

Total Investments — 103.8% (Cost: $66,441,817)		64,974,933

Liabilities in Excess of Other Assets — (3.8)%		(2,386,157)

Net Assets — 100.0%		$62,588,776

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,325,434	1,728,357	3,053,791	$3,053,791	$3,727		—	$—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	166	(b)	5	—

				$3,053,791	$3,893		$5	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock All-Cap Energy & Resources Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investment, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$3,754,850	$—	$—	$3,754,850
Oil, Gas & Consumable Fuels	36,748,038	21,418,254	—	58,166,292
Short-Term Securities	3,053,791	—	—	3,053,791

	$43,556,679	$21,418,254	$—	$64,974,933

During the period ended December 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) December 31, 2018	BlackRock Emerging Markets Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 90.2%

Argentina — 1.4%
Banco Macro SA — ADR	4,653	$205,756

Brazil — 10.6%
BB Seguridade Participacoes SA	38,601	274,786
Hypera SA	38,757	301,996
LOG Commercial Properties e Participacoes SA(a)	4,428	20,588
Lojas Renner SA	25,258	276,318
MRV Engenharia e Participacoes SA	85,073	271,303
Notre Dame Intermedica Participacoes SA(a)	49,370	370,426

		1,515,417

China — 18.3%
Bank of China Ltd., H Shares	685,000	295,305
China Mobile Ltd.	26,000	251,592
China Pacific Insurance Group Co. Ltd., H Shares	82,200	265,627
CNOOC Ltd.	142,000	218,726
Haier Electronics Group Co. Ltd.(a)	35,000	86,084
Industrial & Commercial Bank of China Ltd., H Shares	665,000	472,988
Jiangsu Expressway Co. Ltd., H Shares	180,000	251,247
Li Ning Co. Ltd.(a)	206,500	221,821
NetEase, Inc. — ADR	1,048	246,668
Ping An Insurance Group Co. of China Ltd., H Shares	31,000	273,483
Wuliangye Yibin Co. Ltd., Class A	2,900	21,565

		2,605,106

Egypt — 1.4%
Centamin PLC	138,437	192,624

Hungary — 2.4%
Richter Gedeon Nyrt	17,782	344,432

India — 10.5%
Bharat Petroleum Corp. Ltd.	51,946	270,184
HDFC Bank Ltd.	13,072	397,648
IndusInd Bank Ltd.	13,471	308,455
Larsen & Toubro Ltd.	13,898	285,997
Maruti Suzuki India Ltd.	2,263	241,808

		1,504,092

Indonesia — 2.7%
Bank Mandiri Perseo Tbk PT	597,200	306,346
Media Nusantara Citra Tbk PT	1,768,224	84,974

		391,320

Mexico — 6.4%
America Movil SAB de CV, Class L — ADR	12,437	177,227
Fomento Economico Mexicano SAB de CV	337	2,898
Fomento Economico Mexicano SAB de CV — ADR	141	12,133
Grupo Aeroportuario del Pacifico SAB de CV, Class B	30,986	252,502
Grupo Financiero Banorte SAB de CV, Class O	54,330	265,212
PLA Administradora Industrial S de RL de CV	167,919	199,776

		909,748

Panama — 1.9%
Copa Holdings SA, Class A	3,489	274,619

Qatar — 1.9%
Qatar Gas Transport Co. Ltd.	54,536	268,037

Russia — 4.0%
Mobile TeleSystems PJSC — ADR	28,861	202,027
Sberbank of Russia PJSC — ADR	19,001	208,083
TCS Group Holding PLC	9,824	152,861

		562,971

Security	Shares	Value

South Africa — 2.0%
Old Mutual Ltd.	186,472	$283,895

South Korea — 9.7%
S-1 Corp.	2,661	239,083
Samsung Electronics Co. Ltd., Preference Shares	28,548	815,721
Shinhan Financial Group Co. Ltd.(a)	586	20,777
SK Holdings Co. Ltd.	1,303	304,032

		1,379,613

Taiwan — 7.8%
Far EasTone Telecommunications Co. Ltd.	40,000	99,359
Merry Electronics Co. Ltd.	13,000	51,901
Nanya Technology Corp.	140,000	250,714
Taiwan Semiconductor Manufacturing Co. Ltd.	47,000	341,278
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	10,092	372,496

		1,115,748

Thailand — 3.2%
Land & Houses PCL — NVDR	532,100	161,992
Siam Commercial Bank PCL — NVDR	70,200	288,157

		450,149

Ukraine — 1.5%
Ferrexpo PLC	88,542	219,672

United Kingdom — 4.5%
British American Tobacco PLC	5,614	178,632
Prudential PLC	15,694	280,239
Vivo Energy PLC(b)	113,433	180,727

		639,598

Total Common Stocks — 90.2% (Cost: $13,833,483)		12,862,797

Participation Notes — 2.2%

China — 0.9%
Deutsche Bank AG (Wuliangye Yibin Co. Ltd., Class A), due 02/22/2027(a)	17,000	126,417

Taiwan — 1.3%
Deutsche Bank AG (Merry Electronics Co. Ltd.), due 01/10/2028(a)	48,000	191,636

Total Participation Notes — 2.2% (Cost: $486,581)		318,053

Rights — 0.0%

Taiwan — 0.0%
Merry Electronics(a)	209	73

United States — 0.0%
Merry Electronics(a)	709	247

Total Rights — 0.0% (Cost: $ — )		320

Total Long-Term Investments — 92.4% (Cost: $14,320,064)		13,181,170

1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Emerging Markets Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 9.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(c)(d)	1,316,750	$1,316,750

Total Short-Term Securities — 9.3% (Cost: $1,316,750)		1,316,750

Total Investments — 101.7% (Cost: $15,636,814)		$14,497,920

Liabilities in Excess of Other Assets — (1.7)%		(236,133)

Net Assets — 100.0%		$14,261,787

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Annualized 7-day yield as of period end.
(d)

During the period ended December 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	677,975	638,775	1,316,750	$1,316,750	$3,444	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Contracts
MSCI Emerging Markets Mini Index	13	March 15, 2019	$628	$(1,711)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

2

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Emerging Markets Dividend Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$205,756	$—	$—	$205,756
Brazil	1,515,417	—	—	1,515,417
China	246,668	2,358,438	—	2,605,106
Egypt	—	192,624	—	192,624
Hungary	—	344,432	—	344,432
India	—	1,504,092	—	1,504,092
Indonesia	—	391,320	—	391,320
Mexico	909,748	—	—	909,748
Panama	274,619	—	—	274,619
Qatar	—	268,037	—	268,037
Russia	354,888	208,083	—	562,971
South Africa	—	283,895	—	283,895
South Korea	—	1,379,613	—	1,379,613
Taiwan	372,496	743,252	—	1,115,748
Thailand	—	450,149	—	450,149
Ukraine	—	219,672	—	219,672
United Kingdom	180,727	458,871	—	639,598
Participation Notes:
China	—	126,417	—	126,417
Taiwan	—	191,636	—	191,636
Rights:
Taiwan	—	73	—	73
United States	—	247	—	247
Short-Term Securities	1,316,750	—	—	1,316,750

	$5,377,069	$9,120,851	—	$14,497,920

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(1,711)	$—	$—	$(1,711)

(a)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2018, there were no transfers between levels.

3

Schedule of Investments (unaudited) December 31, 2018	BlackRock Energy & Resources Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.6%

Energy Equipment & Services — 12.3%
Baker Hughes a GE Co.	90,264	$1,940,676
Halliburton Co.	77,213	2,052,322
Patterson-UTI Energy, Inc.	256,228	2,651,960
Poseidon Concepts Corp.(a)	35,081	18
Precision Drilling Corp.(a)	350,275	608,081
TechnipFMC PLC	108,642	2,127,210
Tenaris SA	215,096	2,311,809

		11,692,076

Oil, Gas & Consumable Fuels — 87.3%
Anadarko Petroleum Corp.	71,789	3,147,230
Cabot Oil & Gas Corp.	203,569	4,549,767
Cairn Energy PLC(a)	1,800,245	3,435,121
Cheniere Energy, Inc.(a)	53,182	3,147,843
Cimarex Energy Co.	63,409	3,909,165
Concho Resources, Inc.(a)	36,753	3,777,841
Devon Energy Corp.	141,520	3,189,861
Diamondback Energy, Inc.	13,542	1,255,343
Encana Corp.	453,068	2,615,130
EQT Corp.	157,731	2,979,539
Equitrans Midstream Corp.(a)(b)	123,578	2,474,031
Galp Energia SGPS SA	318,546	5,015,776
Green Plains, Inc.	67,423	883,915
Hess Corp.	30,547	1,237,153
HollyFrontier Corp.	74,654	3,816,312
Kosmos Energy, Ltd.(a)	814,767	3,316,102
Longview Energy Co. (Acquired 8/13/04, cost $1,281,000)(c)(d)	85,400	171,654

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Lundin Petroleum AB	101,907	$2,545,035
Marathon Oil Corp.	407,389	5,841,958
Marathon Petroleum Corp.	67,891	4,006,248
Noble Energy, Inc.	137,710	2,583,440
Oil Search Ltd.	630,361	3,175,133
Pioneer Natural Resources Co.	30,066	3,954,280
TransCanada Corp.	112,129	4,004,020
Valero Energy Corp.	46,964	3,520,891
Williams Cos., Inc.	193,223	4,260,567

		82,813,355

Total Long-Term Investments — 99.6% (Cost: $109,669,789)		94,505,431

Short-Term Securities — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(e)(g)	1,417,605	1,417,605
SL Liquidity Series, LLC, Money Market Series, 2.57%(e)(f)(g)	66,646	66,639

Total Short-Term Securities — 1.6% (Cost: $1,484,244)		1,484,244

Total Investments — 101.2% (Cost: $111,154,033)		95,989,675

Liabilities in Excess of Other Assets — (1.2)%		(1,095,748)

Net Assets — 100.0%		$94,893,927

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $171,654, representing 0.2% of its net assets as of period end, and an original cost of $1,281,000.

(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,009,593	408,012	1,417,605	$1,417,605	$5,259		$—	$—
SL Liquidity Series, LLC, Money Market Series	6,567,316	(6,500,670)	66,646	66,639	457	(b)	200	(101)

				$1,484,244	$5,716		$200	$(101)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Energy & Resources Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investment, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$9,380,249	$2,311,827	$—	$11,692,076
Oil, Gas & Consumable Fuels	68,470,636	14,171,065	171,654	82,813,355
Short-Term Securities	1,417,605	—	—	1,417,605

Subtotal	$79,268,490	$16,482,892	$171,654	$95,923,036

Investments Valued at NAV(a)				66,639

Total Investments				$95,989,675

(a)	Certain investments of the Fund were valued using net asset value (“NAV”) as no quoted market value was available and therefore have been excluded from the fair value hierarchy.

During the period ended December 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 93.8%

Biotechnology — 16.9%
ACADIA Pharmaceuticals, Inc. (a)(b)	655,400	$10,597,818
Acceleron Pharma, Inc. (a)(b)	760,400	33,115,420
Acerta Pharma BV, Series B (Acquired 5/6/15, cost $17,141,679) (a)(c)(d)	297,971,595	32,508,701
Agios Pharmaceuticals, Inc. (a)(b)	294,200	13,565,562
Alexion Pharmaceuticals, Inc. (a)	327,400	31,875,664
Allakos, Inc. (a)(b)	109,880	5,743,428
Allogene Therapeutics, Inc. (a)(b)	126,399	3,403,925
Allogene Therapeutics, Inc., (Acquired 10/11/18, cost $9,350,000) (a)(d)	611,111	16,004,998
Alnylam Pharmaceuticals, Inc. (a)(b)	151,300	11,031,283
Amgen, Inc.	528,312	102,846,497
Amicus Therapeutics, Inc. (a)(b)	408,928	3,917,530
AnaptysBio, Inc. (a)	39,100	2,494,189
Apellis Pharmaceuticals, Inc. (a)	422,804	5,576,785
Arena Pharmaceuticals, Inc. (a)	498,018	19,397,801
Biogen, Inc. (a)	324,762	97,727,381
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	256,886	9,499,644
BioMarin Pharmaceutical, Inc. (a)	584,700	49,787,205
Blueprint Medicines Corp. (a)	63,100	3,401,721
Cellectis SA - ADR (a)(b)	275,713	4,590,621
Checkpoint Therapeutics, Inc. (a)(b)	802,300	1,460,186
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	712,800	4,162,752
Cytokinetics, Inc. (a)(b)	207,900	1,313,928
Eidos Therapeutics, Inc. (a)(b)	145,596	2,003,401
Exact Sciences Corp. (a)	270,300	17,055,930
Galapagos NV - ADR (a)(b)	104,600	9,596,004
Genmab A/S (a)	97,600	16,047,445
Gilead Sciences, Inc.	2,158,256	134,998,913
Halozyme Therapeutics, Inc. (a)	469,900	6,874,637
Hua Medicine (Acquired 9/7/18, cost $6,248,180) (a)(c)(d)	7,380,870	7,663,173
ImmunoGen, Inc. (a)	648,100	3,110,880
Incyte Corp. (a)(b)	637,000	40,506,830
InflaRx NV (a)(b)	810,183	29,466,356
Innovent Biologics, Inc. (a)(e)	468,000	1,440,368
Insmed, Inc. (a)(b)	911,377	11,957,266
Intercept Pharmaceuticals, Inc. (a)	36,700	3,698,993
Mirati Therapeutics, Inc. (a)	76,000	3,223,920
Ovid therapeutics, Inc. (a)	702,855	1,700,909
Principia Biopharma, Inc. (a)	74,768	2,047,896
Ra Pharmaceuticals, Inc. (a)	685,337	12,473,133
Regeneron Pharmaceuticals, Inc. (a)	127,422	47,592,117
Rubius Therapeutics, Inc. (a)	25,164	404,637
Sarepta Therapeutics, Inc. (a)(b)	614,355	67,044,561
Seattle Genetics, Inc. (a)(b)	930,918	52,745,814
Spark Therapeutics, Inc. (a)(b)	165,980	6,496,457
Sutro Biopharma, Inc. (a)	58,001	523,169
Syndax Pharmaceuticals, Inc. (a)	288,521	1,283,918
TESARO, Inc. (a)(b)	386,474	28,695,695
Ultragenyx Pharmaceutical, Inc. (a)(b)	320,300	13,926,644
Vertex Pharmaceuticals, Inc. (a)	633,770	105,022,027

		1,091,624,132

Diversified Consumer Services — 0.6%
Service Corp. International	917,100	36,922,446

Health Care Equipment & Supplies — 25.6%
Abbott Laboratories	4,880,600	353,013,798
Align Technology, Inc. (a)	109,400	22,911,642
Baxter International, Inc.	1,046,200	68,860,884
Becton Dickinson and Co.	431,892	97,313,905
Boston Scientific Corp. (a)(b)	7,783,052	275,053,058
ConvaTec Group PLC (e)	17,272,100	30,594,090
Edwards Lifesciences Corp. (a)(b)	460,100	70,473,517
Establishment Labs Holdings, Inc. (a)(b)	81,483	2,234,264
Intuitive Surgical, Inc. (a)	207,400	99,328,008
Masimo Corp. (a)	694,700	74,589,939
Medtronic PLC	2,574,123	234,142,228

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Nevro Corp. (a)(b)	240,600	$9,356,934
ResMed, Inc.	628,000	71,510,360
SI-BONE, Inc. (a)(b)	185,543	3,875,993
Stryker Corp.	1,128,000	176,814,000
Teleflex, Inc.	165,000	42,649,200
Zimmer Biomet Holdings, Inc.	182,100	18,887,412

		1,651,609,232

Health Care Providers & Services — 21.5%
Amedisys, Inc. (a)(b)	464,800	54,432,728
AmerisourceBergen Corp.	422,100	31,404,240
Anthem, Inc.	652,700	171,418,601
Centene Corp. (a)	824,600	95,076,380
Cigna Corp.	847,200	160,900,224
DaVita, Inc. (a)	398,959	20,530,430
Guardant Health, Inc. (a)(b)	89,502	3,364,380
HCA Healthcare, Inc.	402,648	50,109,544
HealthEquity, Inc. (a)(b)	234,400	13,981,960
Humana, Inc.	512,900	146,935,592
LHC Group, Inc. (a)(b)	107,846	10,124,583
McKesson Corp.	134,000	14,802,980
Quest Diagnostics, Inc.	650,100	54,133,827
UnitedHealth Group, Inc.	2,070,053	515,691,603
WellCare Health Plans, Inc. (a)(b)	179,600	42,401,764

		1,385,308,836

Health Care Technology — 0.5%
Teladoc Health, Inc. (a)(b)	617,000	30,584,690

Life Sciences Tools & Services — 4.7%
Agilent Technologies, Inc.	625,700	42,209,722
Charles River Laboratories International, Inc. (a)	173,000	19,580,140
Illumina, Inc. (a)	101,000	30,292,930
IQVIA Holdings, Inc. (a)	193,500	22,478,895
PerkinElmer, Inc.	236,700	18,592,785
QIAGEN NV (a)	890,000	30,660,500
Thermo Fisher Scientific, Inc.	489,200	109,478,068
WuXi AppTec Co., Ltd., H Shares (a)(e)	2,076,400	18,031,441
Wuxi Biologics Cayman, Inc. (a)(e)	1,977,000	12,630,193

		303,954,674

Pharmaceuticals — 24.0%
Allergan PLC	645,660	86,298,916
Arvinas, Inc. (a)	86,376	1,109,932
Assembly Biosciences, Inc. (a)(b)	93,050	2,104,791
AstraZeneca PLC	1,268,927	94,720,293
AstraZeneca PLC - ADR	716,700	27,220,266
Bristol-Myers Squibb Co.	2,900,026	150,743,351
Chugai Pharmaceutical Co. Ltd.	293,000	16,993,775
Daiichi Sankyo Co. Ltd.	556,000	17,784,057
Elanco Animal Health, Inc. (a)	201,560	6,355,187
Eli Lilly & Co.	1,243,100	143,851,532
Hua Medicine (a)(b)(e)	5,810,000	6,158,355
Medicines Co. (a)(b)	420,300	8,044,542
Merck & Co., Inc.	3,157,411	241,257,775
Merck KGaA	519,400	53,463,234
Nektar Therapeutics (a)(b)	135,100	4,440,737
Novartis AG - ADR	413,300	35,465,273
Novo Nordisk A/S - ADR	1,436,500	66,179,555
Pfizer, Inc.	9,247,337	403,646,260
Reata Pharmaceuticals, Inc., Class A (a)(b)	193,454	10,852,769
Sanofi	392,100	34,014,677
Sanofi - ADR	766,200	33,260,742
Teva Pharmaceutical Industries Ltd. - ADR (a)	1,104,200	17,026,764
Theravance Biopharma, Inc. (a)	85,900	2,198,181
Tricida, Inc. (a)(b)	169,530	3,997,517
Urovant Sciences, Ltd. (a)(b)	123,464	813,628

1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Zoetis, Inc.	974,000	$83,315,960

		1,551,318,069

Total Common Stocks — 93.8% (Cost: $4,222,535,186)		6,051,322,079

Preferred Stocks — 0.2%

Biotechnology — 0.2%
Rubius Therapeutics, Inc., Series C (Acquired 2/22/18, cost $9,265,946) (a)(c)(d)

(Cost — $9,265,946) — 0.0%	724,468	11,605,977

	Beneficial Interest

Other Interests — 0.0%

Biotechnology — 0.0%
Afferent Pharmaceuticals, Inc., Series C (a)(c)	3,420,640	2,120,797

Total Long-Term Investments — 94.0% (Cost: $4,231,801,132) .		6,065,048,853

Security	Shares	Value

Short-Term Securities — 8.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32% (f)(h)	403,361,538	$403,361,538
SL Liquidity Series, LLC, Money Market Series, 2.57% (f)(g)(h)	156,081,451	156,065,842

Total Short-Term Securities — 8.7% (Cost: $559,430,854)		559,427,380

Total Investments — 102.7% (Cost: $4,791,231,986)		6,624,476,233

Liabilities in Excess of Other Assets —(2.7)%		(171,733,953)

Net Assets — 100.0%		$6,452,742,280

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $67,782,849 representing 1.05% of its net assets as of period end, and an original cost of $42,005,805.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	94,011,095	309,350,443	403,361,538	$403,361,538	$1,683,325		$—	$—
SL Liquidity Series, LLC, Money Market Series	243,252,303	(87,170,852)	156,081,451	156,065,842	155,940	(b)	(6,619)	(24,135)

				$559,427,380	$1,839,265		$(6,619)	$(24,135)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	54,547,121	EUR	46,955,000	Goldman Sachs International	1/16/19	$674,474
USD	5,884,074	EUR	5,065,500	State Street Bank and Trust Co.	1/16/19	72,299

Net Unrealized Appreciation						$746,773

2

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Health Sciences Opportunities Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Investments:
Assets:
Long-Term Investments:
Common Stocks:
Biotechnology	$1,019,399,815	$32,052,443	$40,171,874	$1,091,624,132
Diversified Consumer Services	36,922,446	—	—	36,922,446
Health Care Equipment & Supplies	1,621,015,142	30,594,090	—	1,651,609,232
Health Care Providers & Services	1,385,308,836	—	—	1,385,308,836
Health Care Technology	30,584,690	—	—	30,584,690
Life Sciences Tools & Services	291,324,481	12,630,193	—	303,954,674
Pharmaceuticals	1,334,342,033	216,976,036	—	1,551,318,069
Other Interests:
Biotechnology	—	—	2,120,797	2,120,797
Preferred Stocks:
Biotechnology	—	—	11,605,977	11,605,977
Short-Term Securities	403,361,538	—	—	403,361,538

Subtotal	$6,122,258,981	$292,252,762	$53,898,648	$6,468,410,391

Investments Valued at NAV(a)				156,065,842

Total Investments				$6,624,476,233

Derivative Financial Instruments(b)
Assets:
Foreign currency exchange contracts	$—	$746,773	$—	$746,773

(a)	Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2018, there were no transfers between Level 1 and Level 2.

3

Schedule of Investments (unaudited) December 31, 2018	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 81.3%

Aerospace & Defense — 0.8%
Lockheed Martin Corp.	12,758	$3,340,555

Automobiles — 1.1%
Ford Motor Co.	590,455	4,516,981

Banks — 11.8%
Citigroup, Inc.	98,129	5,108,596
FirstSun Capital Bancorp (Acquired 3/10/14, cost $7,599,729)(a)(b)(c)	167,410	5,313,593
JPMorgan Chase & Co.	147,764	14,424,722
Regions Financial Corp.	107,824	1,442,685
SunTrust Banks, Inc.	14,620	737,433
U.S. Bancorp	65,236	2,981,285
Wells Fargo & Co.	428,866	19,762,145

		49,770,459

Beverages — 1.5%
Diageo PLC	71,530	2,556,082
PepsiCo, Inc.	34,696	3,833,214

		6,389,296

Biotechnology — 0.8%
Acerta Pharma BV, Series B (Acquired 5/6/15, cost $1,815,300)(a)(b)(c)	31,555,035	3,442,654

Building Products — 1.0%
Johnson Controls International PLC	144,984	4,298,776

Capital Markets — 1.0%
Invesco Ltd.	59,524	996,432
Morgan Stanley	79,148	3,138,218

		4,134,650

Chemicals — 0.7%
DowDuPont, Inc.	55,862	2,987,500

Communications Equipment — 1.7%
Cisco Systems, Inc.	168,750	7,311,937

Containers & Packaging — 0.9%
International Paper Co.	69,018	2,785,566
Packaging Corp. of America	9,562	798,045

		3,583,611

Diversified Telecommunication Services — 4.8%
BCE, Inc.	137,135	5,420,946
BT Group PLC	769,668	2,340,249
Verizon Communications, Inc.	220,485	12,395,667

		20,156,862

Electric Utilities — 3.2%
FirstEnergy Corp.	298,168	11,196,208
PG&E Corp.(a)	87,667	2,082,091

		13,278,299

Equity Real Estate Investment Trusts (REITs) — 1.2%
Crown Castle International Corp.	48,097	5,224,777

Food Products — 1.0%
Kellogg Co.	33,581	1,914,453
Nestle SA, Registered Shares	30,253	2,455,418

		4,369,871

Health Care Equipment & Supplies — 1.4%
Koninklijke Philips NV	89,698	3,144,770
Medtronic PLC	28,479	2,590,450

		5,735,220

Health Care Providers & Services — 1.5%
Cardinal Health, Inc.	80,414	3,586,464
CVS Health Corp.	40,213	2,634,756

		6,221,220

Security	Shares	Value

Household Durables — 0.8%
Newell Brands, Inc.	183,028	$3,402,491

Household Products — 1.0%
Procter & Gamble Co.	44,672	4,106,250

Industrial Conglomerates — 1.3%
3M Co.	16,654	3,173,253
Siemens AG, Registered Shares	20,328	2,268,640

		5,441,893

Insurance — 7.8%
American International Group, Inc.	32,076	1,264,115
Arthur J. Gallagher & Co.	41,857	3,084,861
Hartford Financial Services Group, Inc.	31,682	1,408,265
MetLife, Inc.	254,760	10,460,446
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	16,974	3,702,012
Prudential Financial, Inc.	76,643	6,250,237
Swiss Re AG	38,674	3,558,022
Travelers Cos., Inc.	24,809	2,970,878

		32,698,836

IT Services — 0.3%
International Business Machines Corp.	9,622	1,093,733

Media — 0.9%
Comcast Corp., Class A	114,109	3,885,411

Multi-Utilities — 2.7%
Engie SA	296,222	4,256,103
Public Service Enterprise Group, Inc.	139,511	7,261,548

		11,517,651

Oil, Gas & Consumable Fuels — 11.8%
BP PLC	2,180,764	13,786,108
Marathon Petroleum Corp.	49,598	2,926,778
Occidental Petroleum Corp.	46,417	2,849,075
ONEOK, Inc.	85,177	4,595,299
Royal Dutch Shell PLC, Class A — ADR	116,620	6,795,447
Suncor Energy, Inc.	146,531	4,098,472
TOTAL SA — ADR	58,844	3,070,480
Valero Energy Corp.	18,350	1,375,699
Williams Cos., Inc.	461,440	10,174,752

		49,672,110

Personal Products — 0.7%
Unilever NV — NY Shares	57,236	3,079,297

Pharmaceuticals — 12.5%
AstraZeneca PLC	206,761	15,433,876
Bayer AG, Registered Shares	44,107	3,067,591
Merck & Co., Inc.	144,199	11,018,245
Novartis AG, Registered Shares	37,291	3,193,760
Pfizer, Inc.	451,788	19,720,546

		52,434,018

Semiconductors & Semiconductor Equipment — 3.4%
QUALCOMM, Inc.	91,114	5,185,298
Taiwan Semiconductor Manufacturing Co. Ltd.	654,000	4,748,847
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	119,486	4,410,228

		14,344,373

Specialty Retail — 0.5%
Lowe’s Cos., Inc.	22,202	2,050,577

Tobacco — 1.8%
Altria Group, Inc.	101,440	5,010,122
Philip Morris International, Inc.	38,969	2,601,570

		7,611,692

1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security	Shares		Value

Wireless Telecommunication Services — 1.4%
China Mobile Ltd. — ADR		124,734	$5,987,232

Total Common Stocks — 81.3% (Cost: $349,507,564)			342,088,232

Preferred Stocks — 1.9%

Software — 1.9%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $4,300,011)(a)(b)(c)		701,470	3,794,953
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $1,446,483)(a)(b)(c)		93,243	4,193,138

			7,988,091

Total Preferred Stocks — 1.9% (Cost: $5,746,494)			7,988,091

	Par (000)

Equity-Linked Notes — 16.7%

Aerospace & Defense — 0.2%
SG Americas Securities LLC (Lockheed Martin Corp.) 20.66% 01/10/19 (LMT US)	USD	4	921,856

Banks — 1.3%
BNP Paribas Arbitrage (Regions Financial Corp.) 34.51% 01/29/19 (RF US)		28	368,117
BNP Paribas Securities Corp. (SunTrust Banks, Inc.) 20.58% 01/24/19 (STI US)		4	188,599
SG Americas Securities LLC (JPMorgan Chase & Co.) 21.16% 01/30/19 (JPM US)		38	3,719,946
SG Americas Securities LLC (U.S. Bancorp) 19.12% 01/24/19 (USB US)		23	1,048,732

			5,325,394

Beverages — 0.2%
BNP Paribas Securities Corp. (PepsiCo, Inc.) 15.84% 01/10/19 (PEP US)		7	782,760

Capital Markets — 0.3%
BNP Paribas Arbitrage (Invesco Ltd.) 21.84% 01/14/19 (IVZ US)		15	256,279
CIBC World Markets Corp. (Morgan Stanley) 18.8% 01/17/19 (MS US)		28	1,103,720

			1,359,999

Chemicals — 0.2%
RBC Capital Markets LLC (DowDuPont, Inc.) 14.26% 01/17/19 (DWDP US)		15	792,226

Communications Equipment — 1.0%
RBC Capital Markets LLC (Cisco Systems, Inc.) 23.95% 01/30/19 (CSCO US)		93	4,054,018

Containers & Packaging — 0.2%
BNP Paribas Arbitrage (International Paper Co.) 26.19% 01/30/19 (IP US)		18	710,079

Diversified Telecommunication Services — 1.9%
BNP Paribas Arbitrage (BT Group PLC) 21.91% 01/24/19 (BT/A LN)	GBP	439	1,345,130
BNP Paribas Securities Corp. (BCE, Inc.) 15.63% 01/10/19 (BCE US)	USD	83	3,267,976
BNP Paribas Securities Corp. (Verizon Communications, Inc.) 16.5% 01/10/19 (VZ US)		62	3,485,943

			8,099,049

Security	Par (000)		Value

Electric Utilities — 0.7%
RBC Capital Markets LLC (FirstEnergy Corp.) 17.02% 01/24/19 (FE US)		77	$2,850,058

Equity Real Estate Investment Trusts (REITs) — 0.7%
SG Americas Securities LLC (Crown Castle International Corp.) 21.22% 01/24/19 (CCI US)		27	2,916,772

Food Products — 0.1%
SG Americas Securities LLC (Kellogg Co.) 20.78% 01/24/19 (K US)		9	497,294

Health Care Equipment & Supplies — 0.3%
BNP Paribas (Koninklijke Philips NV) 16.33% 02/06/19 (PHIA NA)	EUR	23	820,509
RBC Capital Markets LLC (Medtronic PLC) 17.65% 01/30/19 (MDT US)	USD	7	667,765

			1,488,274

Household Products — 0.2%
BNP Paribas Arbitrage (Procter & Gamble Co.) 11.82% 01/14/19 (PG US)		12	1,051,489

Industrial Conglomerates — 0.2%
TD Securities (USA) LLC (3M Co.) 17.42% 01/30/19 (MMM US)		4	804,459

Insurance — 2.2%
BNP Paribas Arbitrage (Prudential Financial, Inc.) 22.57% 01/30/19 (PRU US)		20	1,583,792
BNP Paribas Securities Corp. (Arthur J. Gallagher & Co.) 14.69% 01/10/19 (AJG US)		11	836,217
JP Morgan Securities LLC (Muenchener Rueckversicherungs-Gesellschaft Ag In Muenchen) 10.62% 02/06/19 (MUV2 GR)	EUR	8	1,632,941
JP Morgan Securities LLC (Swiss Re AG) 10.05% 02/06/19 (SREN SW)	CHF	17	1,578,874
RBC Capital Markets LLC (Travelers Cos., Inc.) 15.06% 01/14/19 (TRV US)	USD	6	771,018
SG Americas Securities LLC (MetLife, Inc.) 20.65% 01/24/19 (MET US)		65	2,717,681

			9,120,523

Multi-Utilities — 1.0%
CIBC World Markets Corp. (Public Service Enterprise Group, Inc.) 10.45% 01/17/19 (PEG US)		80	4,154,157

Oil, Gas & Consumable Fuels — 2.4%
BNP Paribas Securities Corp. (TOTAL SA) 20.66% 01/10/19 (TOT US)		36	1,869,344
CIBC World Markets Corp. (BP PLC) 18.62% 02/06/19 (BP/LN)	GBP	560	3,551,186
HSBC Bank PLC (Marathon Petroleum Corp.) 9.23% 01/17/19 (MPC US)	USD	8	476,478
RBC Capital Markets LLC (Occidental Petroleum Corp.) 26.86% 01/29/19 (OXY US)		12	733,950
RBC Capital Markets LLC (Oneok, Inc.) 13.46% 01/17/19 (OKE US)		15	815,617
RBC Capital Markets LLC (Oneok, Inc.) 20.05% 01/24/19 (OKE US)		7	367,636
RBC Capital Markets LLC (Royal Dutch Shell PLC) 10.28% 01/17/19 (RDS/A US)		31	1,804,344
SG Americas Securities LLC (Valero Energy Corp.) 27.05% 01/30/19 (VLO US)		5	337,211

			9,955,766

2

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Equity Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Personal Products — 0.2%
RBC Capital Markets LLC (Unilever NV) 14.8% 01/17/19 (UN US)	15	$813,076

Pharmaceuticals — 1.8%
Citigroup Global Markets, Inc. (Pfizer, Inc.) 16.07% 02/11/19 (PFE US) (c)	116	4,898,680
SG Americas Securities LLC (Merck & Co., Inc.) 19.15% 01/24/19 (MRK US)	37	2,846,193

		7,744,873

Semiconductors & Semiconductor Equipment — 0.6%
BNP Paribas Securities Corp. (Taiwan
Semiconductor Manufacturing Co. Ltd.) 20.4% 01/10/19 (TSM US)	34	1,239,854
TD Securities, Inc. (Qualcomm, Inc.) 22.44% 01/17/19 (QCOM US)	24	1,386,443

		2,626,297

Specialty Retail — 0.1%
BNP Paribas Arbitrage (Lowe’S Cos., Inc.) 27.42% 01/30/19 (LOW US)	6	518,480

Tobacco — 0.5%
CIBC World Markets Corp. (Philip Morris
International, Inc.) 18.56% 02/11/19 (PM US) .	10	680,382
RBC Capital Markets LLC (Altria Group, Inc.) 26.55% 01/24/19 (MO US)	26	1,286,662

		1,967,044

Wireless Telecommunication Services — 0.4%
BNP Paribas Arbitrage (China Mobile Ltd.) 16.22% 02/11/19 (CHL US)	32	1,526,766

Total Equity-Linked Notes — 16.7% (Cost: $73,236,025)		70,080,709

Total Long-Term Investments — 99.9% (Cost: $428,490,083)		420,157,032

Security	Shares	Value

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(d)(e)	1,047,703	$1,047,703

Total Short-Term Securities — 0.3% (Cost: $1,047,703)		1,047,703

Total Investments — 100.2% (Cost: $429,537,786)		421,204,735

Liabilities in Excess of Other Assets — (0.2)%		(651,186)

Net Assets — 100.0%		$420,553,549

(a)	Non-income producing security.
(b)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $16,744,338, representing 3.98% of its net assets as of period end, and an original cost of $15,161,523.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	11,275,547	(10,227,844)	1,047,703	$1,047,703	$33,340	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Equity Income Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$3,340,555	$—	$—	$3,340,555
Automobiles	4,516,981	—	—	4,516,981
Banks	44,456,866	—	5,313,593	49,770,459
Beverages	3,833,214	2,556,082	—	6,389,296
Biotechnology	—	—	3,442,654	3,442,654
Building Products	4,298,776	—	—	4,298,776
Capital Markets	4,134,650	—	—	4,134,650
Chemicals	2,987,500	—	—	2,987,500
Communications Equipment	7,311,937	—	—	7,311,937
Containers & Packaging	3,583,611	—	—	3,583,611
Diversified Telecommunication Services	17,816,613	2,340,249	—	20,156,862
Electric Utilities	13,278,299	—	—	13,278,299
Equity Real Estate Investment Trusts (REITs)	5,224,777	—	—	5,224,777
Food Products	1,914,453	2,455,418	—	4,369,871
Health Care Equipment & Supplies	2,590,450	3,144,770	—	5,735,220
Health Care Providers & Services	6,221,220	—	—	6,221,220
Household Durables	3,402,491	—	—	3,402,491
Household Products	4,106,250	—	—	4,106,250
Industrial Conglomerates	3,173,253	2,268,640	—	5,441,893
Insurance	25,438,802	7,260,034	—	32,698,836
IT Services	1,093,733	—	—	1,093,733
Media	3,885,411	—	—	3,885,411
Multi-Utilities	7,261,548	4,256,103	—	11,517,651
Oil, Gas & Consumable Fuels	35,886,002	13,786,108	—	49,672,110
Personal Products	3,079,297	—	—	3,079,297
Pharmaceuticals	30,738,791	21,695,227	—	52,434,018
Semiconductors & Semiconductor Equipment	9,595,526	4,748,847	—	14,344,373
Specialty Retail	2,050,577	—	—	2,050,577
Tobacco	7,611,692	—	—	7,611,692
Wireless Telecommunication Services	5,987,232	—	—	5,987,232
Preferred Stocks:
Software	—	—	7,988,091	7,988,091
Equity-Linked Notes:
Aerospace & Defense	—	921,856	—	921,856
Banks	—	5,325,394	—	5,325,394
Beverages	—	782,760	—	782,760
Capital Markets	—	1,359,999	—	1,359,999
Chemicals	—	792,226	—	792,226

4

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock High Equity Income Fund

	Level 1	Level 2	Level 3	Total
Communications Equipment	—	4,054,018	—	4,054,018
Containers & Packaging	—	710,079	—	710,079
Diversified Telecommunication Services	—	8,099,049	—	8,099,049
Electric Utilities	—	2,850,058	—	2,850,058
Equity Real Estate Investment Trusts (REITs)	—	2,916,772	—	2,916,772
Food Products	—	497,294	—	497,294
Health Care Equipment & Supplies	—	1,488,274	—	1,488,274
Household Products	—	1,051,489	—	1,051,489
Industrial Conglomerates	—	804,459	—	804,459
Insurance	—	9,120,523	—	9,120,523
Multi-Utilities	—	4,154,157	—	4,154,157
Oil, Gas & Consumable Fuels	—	9,955,766	—	9,955,766
Personal Products	—	813,076	—	813,076
Pharmaceuticals	—	2,846,193	4,898,680	7,744,873
Semiconductors & Semiconductor Equipment	—	2,626,297	—	2,626,297
Specialty Retail	—	518,480	—	518,480
Tobacco	—	1,967,044	—	1,967,044
Wireless Telecommunication Services	—	1,526,766	—	1,526,766
Short-Term Securities.	1,047,703	—	—	1,047,703

	$269,868,210	$129,693,507	$21,643,018	$421,204,735

During the period ended December 31, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Equity-Linked Notes	Total
Assets:
Opening Balance, as of September 30, 2018	$9,607,907	$8,207,583	$—	$17,815,490
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(851,660)	(219,492)	(182,120)	(1,253,272)
Purchases	—	—	5,080,800	5,080,800
Sales	—	—	—	—

Closing Balance, as of December 31, 2018	$8,756,247	$7,988,091	$4,898,680	$21,643,018

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2018 (a)	$(851,660)	$(219,492)	$(182,120)	$(1,253,272)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2018, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $4,898,680. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Common Stocks	$8,756,247	Market	Tangible Book Value Multiple(a)	1.65x	—
		Income	Discount Rate(b)	4%	—
Preferred Stocks(c)	7,988,091	Market	Revenue Multiple(a)	6.50x - 14.25x	10.18x

	$16,744,338

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

(b)	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

(c)

For the period ended December 31, 2018, the valuation technique for investments classified as preferred stocks amounting to $4,193,138 changed to Current Value. The investments were previously valued utilizing Transaction Price. The change was due to consideration of the information that was available at the time the investments were valued.

5

Schedule of Investments December 31, 2018 (unaudited)	BlackRock International Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.2%

Australia — 8.9%
Amcor Ltd.	1,166,053	$10,887,956
Ansell Ltd.	245,382	3,811,936
Sonic Healthcare Ltd.	402,528	6,279,481

		20,979,373

Canada — 10.1%
Rogers Communications, Inc., Class B	227,852	11,676,330
TELUS Corp.	363,691	12,054,657

		23,730,987

China — 1.9%
ANTA Sports Products Ltd.	912,400	4,367,987

Denmark — 1.8%
Novo Nordisk A/S, Class B	94,337	4,332,623

Finland — 4.9%
Kone OYJ, Class B	242,266	11,566,126

France — 5.8%
Sanofi	73,417	6,368,925
Schneider Electric SE	105,522	7,157,698

		13,526,623
Germany — 3.9%
Deutsche Post AG, Registered Shares	335,259	9,155,670

India — 2.5%
Hero MotoCorp Ltd.	84,616	3,759,945
Jasper Infotech Private Ltd. (Acquired 5/7/14, cost $7,423,816)(a)(b)(c)	9,970	2,003,073

		5,763,018

Japan — 1.6%
Japan Tobacco, Inc.	157,600	3,744,749

Netherlands — 4.2%
Heineken NV	55,759	4,928,365
Koninklijke Philips NV	141,207	4,950,651

		9,879,016

Singapore — 5.1%
DBS Group Holdings Ltd.	342,600	5,957,763
United Overseas Bank Ltd.	335,900	6,076,427

		12,034,190

Sweden — 2.5%
Svenska Handelsbanken AB, A Shares	528,341	5,878,151

Switzerland — 9.7%
Nestle SA, Registered Shares	117,135	9,507,003

Security	Shares	Value

Switzerland (continued)
Novartis AG, Registered Shares	108,575	$9,298,826
SGS SA, Registered Shares	1,733	3,901,022

		22,706,851

Taiwan — 3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	995,000	7,224,927

United Kingdom — 26.6%
AstraZeneca PLC	78,631	5,869,488
BAE Systems PLC	1,398,061	8,177,059
British American Tobacco PLC	265,552	8,449,605
Diageo PLC	191,760	6,852,429
GlaxoSmithKline PLC	473,654	9,026,908
Imperial Brands PLC	384,452	11,668,784
Metro Bank PLC(b)(d)	53	1,142
RELX PLC	183,499	3,775,542
Unilever PLC	166,417	8,737,359

		62,558,316

United States — 4.6%
3M Co.	36,568	6,967,667
Microsoft Corp.	37,938	3,853,363

		10,821,030

Total Common Stocks — 97.2% (Cost: $256,119,444)		228,269,637

Preferred Stocks — 1.9%

China — 1.9%
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 7/28/15, cost $2,770,046)(a)(b)(c)
(Cost — $2,770,046) — 0.0%	101,000	4,543,990

Total Long-Term Investments — 99.1% (Cost: $258,889,490)		232,813,627

Short-Term Securities — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(e)(g)	1,580,291	1,580,291
SL Liquidity Series, LLC, Money Market Series, 2.57%(e)(f)(g)	1,494	1,494

Total Short-Term Securities — 0.6% (Cost: $1,581,785)		1,581,785

Total Investments — 99.7% (Cost: $260,471,275)		234,395,412

Other Assets Less Liabilities — 0.3%.		589,228

Net Assets — 100.0%		$234,984,640

(a)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,547,063, representing 2.79% of its net assets as of period end, and an original cost of $10,193,862.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security, or a portion of the security, is on loan.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	306,821	1,273,470	1,580,291	$1,580,291	$1,713		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	1,494	1,494	1,494	7	(b)	—	—

				$1,581,785	$1,720		$—	$—

(a)	Includes net capital gain distributions, if applicable.

1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock International Dividend Fund

(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$—	$20,979,373	$—	$20,979,373
Canada	23,730,987	—	—	23,730,987
China	—	4,367,987	—	4,367,987
Denmark	—	4,332,623	—	4,332,623
Finland	—	11,566,126	—	11,566,126
France	—	13,526,623	—	13,526,623
Germany	—	9,155,670	—	9,155,670
India	—	3,759,945	2,003,073	5,763,018
Japan	—	3,744,749	—	3,744,749
Netherlands	—	9,879,016	—	9,879,016
Singapore	—	12,034,190	—	12,034,190
Sweden	—	5,878,151	—	5,878,151
Switzerland	—	22,706,851	—	22,706,851
Taiwan	—	7,224,927	—	7,224,927
United Kingdom	—	62,558,316	—	62,558,316
United States	10,821,030	—	—	10,821,030
Preferred Stocks:
China	—	—	4,543,990	4,543,990
Short-Term Securities	1,580,291	—	—	1,580,291

Subtotal	$36,132,308	$191,714,547	$6,547,063	$234,393,918

Investments Valued at NAV(a)				1,494

Total Investments				$234,395,412

(a)	Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended December 31, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock International Dividend Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total

Assets:
Opening Balance, as of September 30, 2018	$2,047,340	$5,143,930	$7,191,270
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Other	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(44,267)	(599,940)	(644,207)
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of December 31, 2018	$2,003,073	$4,543,990	$6,547,063

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2018 (a)	$(44,267)	$(599,940)	$(644,207)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2018, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized

Common Stocks	$2,003,073	Market	Revenue Multiple(a)	6.25x
Preferred Stocks(b)	4,543,990	Market	Revenue Multiple(a)	3.50x

	$6,547,063

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

(b)

For the period end December 31, 2018, the valuation technique for investments classified as preferred stocks amounting to $4,543,990 changed to Current Value. The investments were previously valued utilizing Transaction Price. The change was due to consideration of the information that was available at the time the investments were valued.

3

Schedule of Investments (unaudited) December 31, 2018	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.1%

Aerospace & Defense — 3.0%
HEICO Corp.	505,595	$39,173,501
Teledyne Technologies, Inc.(a)	121,120	25,080,318

		64,253,819

Banks — 2.0%
First Republic Bank	185,869	16,152,016
SVB Financial Group(a)	141,132	26,803,789

		42,955,805

Capital Markets — 4.7%
Cboe Global Markets, Inc.	363,506	35,561,792
MarketAxess Holdings, Inc.	110,168	23,279,600
MSCI, Inc.	283,512	41,798,174

		100,639,566

Chemicals — 0.8%
RPM International, Inc.	281,613	16,553,212

Commercial Services & Supplies — 4.5%
Copart, Inc.(a)	1,146,178	54,764,385
Waste Connections, Inc.	572,129	42,480,578

		97,244,963

Communications Equipment — 1.0%
Motorola Solutions, Inc.	191,800	22,064,672

Construction Materials — 0.5%
Vulcan Materials Co.	117,162	11,575,606

Diversified Consumer Services — 2.3%
Bright Horizons Family Solutions, Inc.(a)	435,346	48,519,312

Electronic Equipment, Instruments & Components — 1.5%
Cognex Corp.(b)	825,080	31,905,844

Entertainment — 8.8%
Live Nation Entertainment, Inc.(a)(b)	1,044,973	51,464,920
Madison Square Garden Co., Class A(a)	175,645	47,020,167
Netflix, Inc.(a)	93,063	24,909,243
Take-Two Interactive Software, Inc.(a)	371,629	38,255,489
Ubisoft Entertainment SA(a)	336,640	27,120,403

		188,770,222

Equity Real Estate Investment Trusts (REITs) — 3.7%
CoreSite Realty Corp.	262,247	22,875,806
SBA Communications Corp.(a)	343,468	55,604,034

		78,479,840

Food Products — 0.7%
Lamb Weston Holdings, Inc.	215,128	15,824,816

Health Care Equipment & Supplies — 14.7%
Align Technology, Inc.(a)	287,308	60,170,914
Cooper Cos., Inc.(b)	131,792	33,541,064
IDEXX Laboratories, Inc.(a)	279,282	51,952,038
Masimo Corp.(a)	440,906	47,340,077
STERIS PLC	365,140	39,015,209
Teleflex, Inc.	163,391	42,233,306
West Pharmaceutical Services, Inc.	419,223	41,096,431

		315,349,039

Health Care Technology — 0.8%
Teladoc Health, Inc.(a)(b)	357,068	17,699,861

Hotels, Restaurants & Leisure — 2.7%
Domino’s Pizza, Inc.	61,112	15,155,165
Vail Resorts, Inc.	203,830	42,971,441

		58,126,606

Interactive Media & Services — 6.4%
ANGI Homeservices, Inc., Class A(a)(b)	1,971,234	31,677,730
IAC/InterActiveCorp (a)(b)	391,595	71,677,549

Security	Shares	Value

Interactive Media & Services (continued)
Match Group, Inc.(a)	791,299	$33,843,858

		137,199,137

Internet & Direct Marketing Retail — 2.4%
MercadoLibre, Inc.	103,193	30,220,070
Stamps.com, Inc.(a)(b)	128,610	20,016,860

		50,236,930

IT Services — 10.4%
Gartner, Inc.(a)	338,319	43,250,701
Global Payments, Inc.	390,225	40,243,904
GoDaddy, Inc., Class A(a)	699,696	45,914,052
InterXion Holding NV(a)	626,765	33,945,592
Okta, Inc.(a)(b)	466,339	29,752,428
Wix.com Ltd.(a)	337,730	30,510,528

		223,617,205

Life Sciences Tools & Services — 1.6%
PerkinElmer, Inc.	427,189	33,555,696

Machinery — 1.9%
IDEX Corp.	327,340	41,329,948

Media — 2.0%
GCI Liberty, Inc., Class A(a)(b)	440,052	18,112,540
New York Times Co., Class A(b)	1,079,781	24,068,319

		42,180,859

Professional Services — 6.5%
CoStar Group, Inc.(a)	155,582	52,484,032
TransUnion(b)	853,217	48,462,726
Verisk Analytics, Inc.(a)	356,972	38,924,227

		139,870,985

Semiconductors & Semiconductor Equipment — 3.9%
Cree, Inc.(a)(b)	589,786	25,228,096
Monolithic Power Systems, Inc.	351,514	40,863,503
Silicon Laboratories, Inc.(a)	207,989	16,391,613

		82,483,212

Software — 9.3%
ANSYS, Inc.(a)	256,191	36,619,942
Coupa Software, Inc.(a)	362,990	22,817,551
Fair Isaac Corp.(a)	194,547	36,380,289
RealPage, Inc.(a)(b)	717,155	34,559,699
Synopsys, Inc.(a)	394,756	33,254,246
Tyler Technologies, Inc.(a)(b)	186,292	34,616,779

		198,248,506

Total Common Stocks — 96.1% (Cost: $1,983,128,588)		2,058,685,661

1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks — 1.2%

Software — 0.8%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $2,811,904)(a)(c)(d)	458,712	$2,481,632
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $5,000,911)(a)(c)(d)	322,368	14,496,889

		16,978,521

Technology Hardware, Storage & Peripherals — 0.4%
Peloton Interactive, Inc. (Acquired 8/29/18, cost $11,165,755)(a)(c)(d)	773,241	9,735,104

Total Preferred Stocks — 1.2% (Cost: $18,978,570)		26,713,625

Total Long-Term Investments — 97.3% (Cost: $2,002,107,158)		2,085,399,286

Security	Shares	Value

Short-Term Securities — 4.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(e)(g)	16,304,109	$16,304,109
SL Liquidity Series, LLC, Money Market Series, 2.57%(e)(f)(g)	77,158,865	77,151,149

Total Short-Term Securities — 4.4% (Cost: $93,456,003)		93,455,258

Total Investments — 101.7% (Cost: $2,095,563,161)		2,178,854,544

Liabilities in Excess of Other Assets — (1.7)%		(35,573,102)

Net Assets — 100.0%		$2,143,281,442

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $26,713,625, representing 1.2% of its net assets as of period end, and an original cost of $18,978,570.

(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	18,889,907	(2,585,798)	16,304,109	$16,304,109	$201,942		$—	$—
SL Liquidity Series, LLC, Money Market Series	78,886,779	(1,727,914)	77,158,865	77,151,149	68,121	(b)	(5,577)	(4,685)

				$93,455,258	$270,063		$(5,577)	$(4,685)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

2

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Mid-Cap Growth Equity Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$64,253,819	$—	$—	$64,253,819
Banks	42,955,805	—	—	42,955,805
Capital Markets	100,639,566	—	—	100,639,566
Chemicals	16,553,212	—	—	16,553,212
Commercial Services & Supplies	97,244,963	—	—	97,244,963
Communications Equipment	22,064,672	—	—	22,064,672
Construction Materials	11,575,606	—	—	11,575,606
Diversified Consumer Services	48,519,312	—	—	48,519,312
Electronic Equipment, Instruments & Components	31,905,844	—	—	31,905,844
Entertainment	161,649,819	27,120,403	—	188,770,222
Equity Real Estate Investment Trusts (REITs)	78,479,840	—	—	78,479,840
Food Products	15,824,816	—	—	15,824,816
Health Care Equipment & Supplies	315,349,039	—	—	315,349,039
Health Care Technology	17,699,861	—	—	17,699,861
Hotels, Restaurants & Leisure	58,126,606	—	—	58,126,606
Interactive Media & Services	137,199,137	—	—	137,199,137
Internet & Direct Marketing Retail	50,236,930	—	—	50,236,930
IT Services	223,617,205	—	—	223,617,205
Life Sciences Tools & Services	33,555,696	—	—	33,555,696
Machinery	41,329,948	—	—	41,329,948
Media	42,180,859	—	—	42,180,859
Professional Services	139,870,985	—	—	139,870,985
Semiconductors & Semiconductor Equipment	82,483,212	—	—	82,483,212
Software	198,248,506	—	—	198,248,506
Preferred Stocks:
Software	—	—	16,978,521	16,978,521
Technology Hardware, Storage & Peripherals	—	—	9,735,104	9,735,104
Short-Term Securities	16,304,109	—	—	16,304,109

Subtotal	$2,047,869,367	$27,120,403	$26,713,625	$2,101,703,395

Investments Valued at NAV(a)				77,151,149

Total Investments.				$2,178,854,544

(a)	Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended December 31, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of September 30, 2018	$28,136,201
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	(1,422,576)
Purchases	—
Sales	—

Closing Balance, as of December 31, 2018	$26,713,625

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2018(a)	$(1,422,576)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

3

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Mid-Cap Growth Equity Portfolio

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Unobservable Inputs Utilized
Assets:
Preferred Stocks(a)	$26,713,625	Market	Revenue Multiple(b)	2.50x - 14.25x	6.05x
			Time to Exit(c)	0.7 -1.7 years	—
			Discount Rate(c)	20%	—

(a)

For the period ended December 31, 2018, the valuation technique for investments classified as preferred stocks amounting to $14,496,889 changed to Current Value. The investments were previously valued utilizing Transaction Price. The change was due to consideration of the information that was available at the time the investments were valued.

(b)	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.
(c)	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

4

Schedule of Investments December 31, 2018 (unaudited)	BlackRock Technology Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 93.9%

Automobiles — 1.8%
Tesla, Inc.(a)(b)	66,177	$22,023,706

Communications Equipment — 0.6%
Viavi Solutions, Inc.(a)	695,099	6,985,745

Diversified Consumer Services — 0.8%
Arco Platform Ltd., Class A(a)(b)	407,665	9,017,550

Diversified Telecommunication Services — 1.4%
Bandwidth, Inc., Class A(a)	126,161	5,141,061
China Tower Corp. Ltd., H Shares(a)(c)	63,336,000	11,976,922

		17,117,983

Electronic Equipment, Instruments & Components — 1.9%
II-VI, Inc.(a)	303,648	9,856,414
Keysight Technologies, Inc.(a)	115,188	7,150,871
Samsung SDI Co. Ltd.(a)	30,078	5,912,070

		22,919,355

Entertainment — 5.1%
Activision Blizzard, Inc.	253,656	11,812,760
Netflix, Inc.(a)	42,166	11,286,152
Spotify Technology SA(a)	37,634	4,271,459
Studio Dragon Corp.(a)	94,283	7,830,991
Take-Two Interactive Software, Inc.(a)	127,858	13,161,702
Ubisoft Entertainment SA(a)	157,004	12,648,562

		61,011,626

Equity Real Estate Investment Trusts (REITs) — 0.7%
Equinix, Inc.	23,110	8,147,662

Health Care Technology — 1.0%
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,280,159	4,500,910
Teladoc Health, Inc.(a)(b)	150,031	7,437,037

		11,937,947

Household Durables — 0.3%
Roku, Inc.(a)(b)	133,029	4,076,009

Interactive Media & Services — 13.2%
58.com, Inc. — ADR(a)	89,664	4,860,685
Alphabet, Inc., Class A(a)	47,565	49,703,522
Eventbrite, Inc., Class A(a)(b)	217,611	6,051,762
Facebook, Inc., Class A(a)	92,955	12,185,471
IAC/InterActiveCorp(a)(b)	86,115	15,762,490
Tencent Holdings Ltd.	1,410,700	56,541,351
Yandex NV, Class A(a)	445,000	12,170,750

		157,276,031

Internet & Direct Marketing Retail — 10.6%
Alibaba Group Holding Ltd. — ADR(a)	227,792	31,223,449
Amazon.com, Inc.(a)	30,292	45,497,675
Ctrip.com International Ltd. — ADR(a)	218,894	5,923,272
Delivery Hero SE(a)(c)	232,872	8,694,050
Ensogo Ltd.(a)(d)	94,425	1
Farfetch Ltd., Class A(a)(b)	390,611	6,917,721
Jasper Infotech Private Ltd. (Acquired 5/7/14, cost $1,414,399)(a)(d)(e)	1,900	381,729
Meituan Dianping, Class B(a)(b)	1,421,530	7,967,224
MercadoLibre, Inc.	33,763	9,887,495
Stamps.com, Inc.(a)(b)	46,201	7,190,724
Tongcheng-Elong Holdings Ltd.(a)	1,640,000	2,617,968

		126,301,308

IT Services — 14.6%
Adyen NV(a)(b)(c)	15,721	8,493,113
Endava PLC — ADR(a)	180,537	4,376,217
GMO Payment Gateway, Inc.	174,500	7,429,688
InterXion Holding NV(a)	158,314	8,574,286
Mastercard, Inc., Class A	88,143	16,628,177
MongoDB, Inc.(a)(b)	105,974	8,874,263
Okta, Inc.(a)	152,077	9,702,513

Security	Shares	Value

IT Services (continued)
Pagseguro Digital Ltd., Class A(a)(b)	314,088	$5,882,868
PayPal Holdings, Inc.(a)	190,062	15,982,314
Shopify, Inc., Class A(a)	53,502	7,407,352
Square, Inc., Class A(a)	284,123	15,936,459
StoneCo Ltd., Class A(a)(b)	250,064	4,611,180
Twilio, Inc., Class A(a)	215,601	19,253,169
Visa,Inc., Class A	129,046	17,026,329
Wirecard AG	98,087	14,786,850
Wix.com Ltd.(a)	97,051	8,767,587

		173,732,365

Multiline Retail — 0.9%
Magazine Luiza SA	242,079	11,309,616

Semiconductors & Semiconductor Equipment — 10.1%
Advanced Micro Devices, Inc.(a)	569,778	10,518,102
AIXTRON SE(a)(b)	604,180	5,857,070
ASML Holding NV	75,224	11,784,574
Cree, Inc.(a)(b)	214,620	9,180,370
Lam Research Corp.(f)	76,034	10,353,550
Marvell Technology Group Ltd.	799,586	12,945,297
Microchip Technology, Inc.(f)	86,182	6,198,209
Monolithic Power Systems, Inc.(f)	79,045	9,188,981
NVIDIA Corp.(f)	38,788	5,178,198
Silicon Laboratories, Inc.(a)(b)	83,090	6,548,323
Skyworks Solutions, Inc.	98,100	6,574,662
SOITEC(a)	130,277	7,539,613
Taiwan Semiconductor Manufacturing Co. Ltd.(g)	2,539,000	18,436,272

		120,303,221

Software — 28.2%
Adobe, Inc.(a)	91,127	20,616,572
Altair Engineering, Inc., Class A(a)	276,207	7,617,789
Alteryx, Inc., Class A(a)(b)	158,877	9,448,415
Altium Ltd.	456,909	6,993,635
Atlassian Corp. PLC, Class A(a)(b)	183,293	16,309,411
Autodesk, Inc.(a)	131,985	16,974,591
Avalara, Inc.(a)(b)	192,006	5,980,987
Elastic NV(a)(b)	49,905	3,567,209
Five9, Inc.(a)(b)	199,201	8,709,068
Guidewire Software, Inc.(a)(b)	76,002	6,097,640
Intuit, Inc.	31,096	6,121,248
Kingdee International Software Group Co. Ltd.	11,847,000	10,473,833
Linx SA	837,460	7,044,107
Microsoft Corp.	564,764	57,363,079
Oracle Corp.	205,810	9,292,321
Pluralsight, Inc., Class A(a)(b)	367,043	8,643,863
PTC, Inc.(a)(b)	108,599	9,002,857
RingCentral, Inc., Class A(a)	117,632	9,697,582
SailPoint Technologies Holding, Inc.(a)	362,376	8,512,212
salesforce.com, Inc.(a)	202,735	27,768,613
SendGrid, Inc.(a)	208,685	9,008,931
ServiceNow, Inc.(a)	83,505	14,868,065
Smartsheet, Inc., Class A(a)	256,895	6,386,410
SVMK, Inc.(a)(b)	409,730	5,027,387
Synopsys, Inc.(a)	71,689	6,039,081
Tableau Software, Inc., Class A(a)	100,034	12,004,080
Xero Ltd.(a)	192,451	5,702,638
Zendesk, Inc.(a)	179,180	10,458,737
Zscaler, Inc.(a)(b)	159,319	6,246,898
Zuora, Inc., Class A(a)	250,666	4,547,081

		336,524,340

Technology Hardware, Storage & Peripherals — 2.7%
Apple Inc.	205,373	32,395,537

Total Common Stocks — 93.9% (Cost: $944,840,804)		1,121,080,001

1

Schedule of Investments (continued) December 31, 2018 (unaudited)	BlackRock Technology Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks — 0.7%

Software — 0.7%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $1,500,011)(a)(d)(e)	244,700	$1,323,827
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $2,000,004)(a)(d)(e)	128,924	5,797,712
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 7/28/15, cost $1,080,592)(a)(d)(e)	39,400	1,772,606

		8,894,145

Total Preferred Stocks — 0.7% (Cost: $4,580,607)		8,894,145

Total Long-Term Investments — 94.6% (Cost: $949,421,411)		$1,129,974,146

Security	Shares	Value

Short-Term Securities — 12.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32% (h)(j)	61,487,301	$61,487,301
SL Liquidity Series, LLC, Money Market Series, 2.57% (h)(i)(j)	84,189,682	84,181,263

Total Short-Term Securities — 12.2% (Cost: $145,668,564)		145,668,564

Total Investments Before Options Written — 106.8% (Cost: $1,095,089,975)		1,275,642,710

Options Written — 0.0%

Options Written — 0.0% (Premiums Received: $(1,236,195))		(329,068)

Total Investments Net Of Options Written — 106.8%		1,275,313,642

Liabilities in Excess of Other Assets — (6.8)%		(81,123,687)

Net Assets — 100.0%		$1,194,189,955

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $9,275,874, representing 0.78% of its net assets as of period end, and an original cost $5,995,006.

(f)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(h)	Annualized 7-day yield as of period end.
(i)	Security was purchased with the cash collateral from loaned securities.
(j)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	95,326,684	(33,839,383)	61,487,301	$61,487,301	$382,729		$—	$—
SL Liquidity Series, LLC, Money Market Series	116,620,862	(32,431,180)	84,189,682	84,181,263	206,685	(b)	2,642	(10,832)

				$145,668,564	$589,414		$2,642	$(10,832)

(a)	Includes net capital gain distributions.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)		Value
Call
Lam Research Corp.	446	1/18/19	USD 155.00	USD	6,073	$(18,509)
Microchip Technology, Inc.	445	1/18/19	USD 77.50	USD	3,200	(26,700)
Monolithic Power Systems, Inc.	434	1/18/19	USD 135.00	USD	5,045	(32,550)
NVIDIA Corp.	387	1/18/19	USD 170.00	USD	5,166	(8,708)

						$(86,467)

2

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Technology Opportunities Portfolio

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
Taiwan Semiconductor
Manufacturing Co. Ltd	UBS AG	2,539,000	01/16/19	USD	232.54	USD	18,627	$(242,601)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Automobiles	$22,023,706	$—	$—	$22,023,706
Communications Equipment	6,985,745	—	—	6,985,745
Diversified Consumer Services	9,017,550	—	—	9,017,550
Diversified Telecommunication Services	5,141,061	11,976,922	—	17,117,983
Electronic Equipment, Instruments & Components	17,007,285	5,912,070	—	22,919,355
Entertainment	40,532,073	20,479,553	—	61,011,626
Equity Real Estate Investment Trusts (REITs)	8,147,662	—	—	8,147,662
Health Care Technology	7,437,037	4,500,910	—	11,937,947
Household Durables	4,076,009	—	—	4,076,009
Interactive Media & Services	100,734,680	56,541,351	—	157,276,031
Internet & Direct Marketing Retail	109,258,304	16,661,274	381,730	126,301,308
IT Services	143,022,714	30,709,651	—	173,732,365
Multiline Retail	11,309,616	—	—	11,309,616
Semiconductors & Semiconductor Equipment .	76,685,692	43,617,529	—	120,303,221
Software	313,354,234	23,170,106	—	336,524,340
Technology Hardware, Storage & Peripherals .	32,395,537	—	—	32,395,537
Preferred Stocks:
Software	—	—	8,894,145	8,894,145
Short-Term Securities	61,487,301	—	—	61,487,301

Subtotal	$968,616,206	$213,569,366	$9,275,875	$1,191,461,447

Investments Valued at NAV(a)				84,181,263

Total Investments				$1,275,642,710

3

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Technology Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(86,467)	$(242,601)	—	$(329,068)

(a)	Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)	Derivative financial instruments are options written. Options written are shown at value.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1	Transfers Out of Level 1(a)	Transfers Into Level 2(a)	Transfers Out of Level 2
Assets:
Long-Term Investments:
Internet & Direct Marketing Retail	—	$(11,555,859)	$11,555,859	—
IT Services	—	(14,149,131)	14,149,131	—

	—	$(25,704,990)	$25,704,990	—

(a)	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

            Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	February 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	February 22, 2019